UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4052

CITIFUNDS TRUST III
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

Annual Report

CitiSM Cash Reserves August 31, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter from the Chairman	1

Manager Overview	3

Fund Facts	5

Portfolio at a Glance – Liquid Reserves Portfolio	6

Fund Expenses	7

Performance	9

Citi Cash Reserves

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	18

Additional Information	19

Liquid Reserves Portfolio

Schedule of Investments	25

Statement of Assets and Liabilities	28

Statement of Operations	28

Statements of Changes in Net Assets	29

Financial Highlights	30

Notes to Financial Statements	31

Report of Independent Registered Public Accounting Firm	35

Additional Information	36

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The Federal Reserve Bank’s (“Fed”) monetary policy committee pushed short-term interest rates higher over the 12 months ending August 31, 2004. It raised its federal funds rate[i] target from a four-decade low of 1.00% at the start of the period to 1.25% in June, and to 1.50% in August. Following the end of the fund’s reporting period, at its September meeting, the Fed once again increased its target for the federal funds rate to 1.75% . Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between that growth and the inflation that generally can accompany it.

Inflation and job growth picked up during the year. Earlier in the period, the rate of gross domestic product (“GDP”)ii growth rose significantly from its levels in early 2003. Although GDP growth tapered off toward the end of the period versus prior levels within the past year, it remained above its quarterly rate during the first half of last year. Money market yields fluctuated during the year.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions and have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal

1

transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 15, 2004

2

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2004, the seven-day current yield for Citi Cash Reserves was 0.88% and its seven-day effective yield, which reflects compounding, was 0.88% . These numbers are the same due to rounding.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.73% and the seven-day effective yield would have been 0.73% . These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance and is no guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

KEVIN KENNEDY Portfolio Manager

When the period began, evidence, of an improved economy was already unfolding. However, market participants believed the Fed’s policymaking committee would maintain its target interest rate at low levels to help sustain the recovery. This policy stance would help forestall potential deflationary forces as well as keep money market yields near their lows.

CITISM CASH RESERVES
YIELDS AS OF AUGUST 31, 2004 (Unaudited)

Seven-day current yield	0.88%
Seven-day effective yield	0.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

The fund’s yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.73% and the seven-day effective yield would have been 0.73% .These numbers are the same due to rounding.

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In early 2004, broader-based economic indicators continued to reflect a favorable overall outlook though geopolitical concerns remained at the forefront of the U.S. political agenda and added an element of uncertainty to the fixed income markets. Short-term interest rates steadied and the Federal Reserve remained “patient in removing its policy accommodation.”iii Treasury prices benefited from both the Fed’s restraint in raising rates and from demand by foreign central banks.

As the year progressed, rising corporate profits and improved balanced sheets set the groundwork for a sustained recovery. Renewed corporate and consumer spending led to robust output growth and encouraged businesses to hire additional workers. Both consumer and producer prices started to inch higher and earlier fears of defla-tion slowly began to subside. Strong domestic and global demand also put additional upward pressure on commodity prices. Against this backdrop Fed monetary policy was seen as highly accommodative and would need to start moving to a more neutral setting. Recently, Treasury bill yields have moved higher as the recovery has progressed. Supply remains ample, offering investors the opportunity to buy short paper in anticipation of more attractive rates ahead.

In response to the strong economic growth, and in anticipation of the Federal Reserve moving to a more neutral policy, we maintained a cautious maturity stance in the fund. The Fed raised its target for the federal funds rate by 0.25% to 1.25% in June and to 1.50% in August as a countermeasure to the resilient strength of the economy. These were the first rate increases in over four years and were widely anticipated by market participants. The Fed indicated that going forward rates would need to rise at a “measured pace.” At their September meeting, the Fed again raised interest rates by 0.25% to 1.75% forecasting that the recent softness in the economy was temporary in nature.

Thank you for your investment in CitiSM Cash Reserves. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Kevin Kennedy
Portfolio Manager

September 15, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iii	Federal Reserve Board (FOMC Statement) March 16, 2004.

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F U N D   F A C T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
August 31, 1984	• iMoneyNet, Inc. 1st Tier Taxable
Money Market Funds Average
Net Assets as of 8/31/04
$1,758.3 million

*	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

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L I Q U I D   R E S E R V E S   P O R T F O L I O

PORTFOLIO AT A GLANCE (Unaudited)

Investment Breakdown†

February 29, 2004

August 31, 2004

† As a percentage of total investments. Please note that Portfolio holdings are subject to change.

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F U N D   E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual	Account	Account	Expense	Paid During
	Total Return(2)	Value	Value	Ratio	the Period(3)

Class N	0.27%	$1,000.00	$1,002.70	0.70%	$3.52

(1)	For the six months ended August 31, 2004.

(2)	Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.

(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

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F U N D   E X P E N S E S (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class N	5.00%	$1,000.00	$1,021.62	0.70%	$3.56

(1)	For the six months ended August 31, 2004.

(2)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

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F U N D   P E R F O R M A N C E
Total Returns (Unaudited)

	One	Five	Ten
All Periods Ended August 31, 2004	Year	Years*	Years*

Citi Cash Reserves Class N	0.49%	2.69%	3.87%
iMoneyNet, Inc. 1st Tier Taxable Money Market
Funds Average	0.43%	2.59%	3.83%
* Average Annual Total Return

7-Day Yields
Annualized Current	0.88%
Effective	0.88%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Cash Reserves Class N vs. iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Cash Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

9

Citi Cash Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

August 31, 2004

ASSETS:
Investment in Liquid Reserves Portfolio, at value (Note 1A)	$1,760,495,357
Receivable for shares of beneficial interest sold	156,618
Prepaid registration	16,304

Total Assets	1,760,668,279

LIABILITIES:
Dividends payable	962,708
Management fee payable (Note 3)	535,780
Distribution/Service fee payable (Note 4)	375,326
Payable for shares of beneficial interest repurchased	284,051
Accrued expenses and other liabilities	166,304

Total Liabilities	2,324,169

Total Net Assets for 1,758,344,110 shares of beneficial interest outstanding	$1,758,344,110

NET ASSETS:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$17,583
Capital paid in excess of par value	1,758,326,527

Total Net Assets	$1,758,344,110

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

10

Citi Cash Reserves
S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2004

INVESTMENT INCOME:
Income from Liquid Reserves Portfolio	$22,369,913
Allocated net expenses from Liquid Reserves Portfolio	(1,910,997)

Total Investment Income		$20,458,916

EXPENSES:
Management fees (Note 3)	7,621,872
Distribution/Service fees (Note 4)	4,763,670
Transfer agency services	267,416
Shareholder communications	95,686
Audit and legal	90,317
Blue Sky fees	37,271
Trustees’ fees	28,974
Custody and fund accounting fees	9,477
Other	1,405

Total Expenses	12,916,088
Less: Management fee waived (Note 3)	(1,489,224)

Net Expenses		11,426,864

Net Investment Income		9,032,052
Net Realized Gain on Investments From Liquid Reserves Portfolio		159,911

Increase in Net Assets From Operations		$9,191,963

See Notes to Financial Statements.

11

Citi Cash Reserves
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$9,032,052	$17,661,982
Net realized gain	159,911	—

Increase in Net Assets from Operations	9,191,963	17,661,982

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,032,052)	(17,661,982)
Net realized gain	(159,911)	—

Decrease in Net Assets from Distributions
to Shareholders	(9,191,963)	(17,661,982)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST AT NET ASSET
VALUE OF $1.00 PER SHARE (NOTE 5):
Net proceeds from sale of shares	2,237,744,930	2,145,859,066
Net asset value of shares issued for
reinvestment of distributions	1,887,105	3,549,918
Cost of shares repurchased	(2,480,551,716)	(2,552,946,904)

Decrease in Net Assets From Transactions
in Shares of Beneficial Interest	(240,919,681)	(403,537,920)

NET ASSETS:
Beginning of year	1,999,263,791	2,402,801,711

End of year	1,758,344,110	$1,999,263,791

See Notes to Financial Statements.

12

Citi Cash Reserves
F I N A N C I A L   H I G H L I G H T S

	Years Ended August 31,

	2004	2003	2002	2001	2000

Net Asset Value, Beginning
of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00485 ‡	0.00778	0.01737	0.04958	0.05353
Distributions from net
investment income	(0.00485)‡	(0.00778)	(0.01737)	(0.04958)	(0.05353)

Net Asset Value, End of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$1,758,344	$1,999,264	$2,402,802	$2,720,080	$2,553,409
Ratios to Average Net Assets:
Expenses†#	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income†	0.48%	0.80%	1.75%	4.93%	5.35%
Total Return	0.49%	0.79%	1.75%	5.07%	5.49%

Note: If the Manager of the Fund and the Manager of Liquid Reserves Portfolio had not voluntarily waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net Investment Income Per Share	$0.00321 ‡	$0.00609	$0.01535	$0.04722	$0.05112
Ratios to Average Net Assets:
Expenses†	0.85%	0.85%	0.88%	0.95%	0.93%
Net investment income†	0.33%	0.65%	1.57%	4.68%	5.11%

† Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
‡ Includes $0.00008 of short-term capital gains.
# The ratio of expenses to average net assets will not exceed 0.70% as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

13

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Citi Cash Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), formerly known as Cash Reserves Portfolio, a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (4.7% at August 31, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles in (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with GAAP:

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses are charged against and reduce the amount of the Fund’s investment in the Portfolio.

     E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

14

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

2. Dividends

The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees

The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager, as compensation for overall investment management services amounted to $7,621,872, of which $1,489,224 was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees

The Fund adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act, as amended. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The distribution fees amounted to $4,763,670 for the year ended August 31, 2004. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Income Tax Information & Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2004	2003

Ordinary income	$9,191,963	$17,661,982

As of August 31, 2004, there were no significant differences between the book and tax components of net assets.

15

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

7. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plans are unfunded. Three former Trustees are currently receiving payments under the plan. In addition two other Trustees received a lump sum payment under the plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 and the related liability at August 31, 2004 was not material.

8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

16

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

17

Citi Cash Reserves
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D   P U B L I C
A C C O U N T I N G   F I R M

To the Trustees of CitiFunds Trust III (the Trust) and the Shareholders of
Citi Cash Reserves:

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Cash Reserves (the “Fund”), a series of CitiFunds Trust III, at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 22, 2004

18

Citi Cash Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of Citi Cash Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management (“CAM”)			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 61			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Rocket City		(biometric
			Enterprises (internet service		information
			company) (from 2000 to		management)
			2001); Motorcity USA		(since 2001;
			(motorsport racing)(since 2004);		consultant
			Consultant, Catalyst (consulting)		since 1999);
			(since 1984).		Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		Temple-Inland
CAM			former Chief Executive Officer,		(forest
399 Park Avenue			Radian International LLC		products)
New York, NY 10022			(engineering) (from 1996 to		(since 2003);
Age 67			1998), Member of Management		American
			Committee, Signature Science		Electric Power
			(research and development)		(electric
			(since 2000).		utility) (since
1999);
Director,
Valero Energy
(petroleum
refining)
(1999–2003);
Director,
National
Instruments
Corp. (tech-
nology)
(since 1994).

19

Citi Cash Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President, Texas		Inc. (from
New York, NY 10022			A&M University (2002-2003);		1990 to 1999);
Age 66			former Dean Emeritus and		former Direc-
			Wiley Professor, Texas A&M		tor, First
			University (since 2001);		American
			former Dean and Professor of		Bank and
			Marketing, College and		Savings Bank
			Graduate School of Business		(from 1994 to
			of Texas A & M University		1999).
(from 1987 to 2001).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since 2002);
CAM			Principal/Member, Balvan
399 Park Avenue			Partners (investment manage-
New York, NY 10022			ment) (since 2002); Chair-
Age 61			man, Chief Executive Officer
and Owner, Vantage Consult-
ing Group, Inc. (investment
advisory and consulting firm)
(since 1988); former Vice
Chairman and Chief Operating
Officer, Lindner Asset Man-
agement Company (mutual
fund company) (1999 to 2001);
former President and Director,
Delta Financial, Inc. (invest-
ment advisory firm) (from
1983 to 1999); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership) (1996
to 2001); former President,
Secretary and Owner, Phoenix
Trading Co. (commodity
trading advisory firm) (from
1997 to 2000).

20

Citi Cash Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operating Officer,		munications)
New York, NY 10022			General Media Communications		(since 1997);
Age 57			(from March 2003 to August		Director,
			2003); former Managing		eBank.com,
			Director, Fountainhead		Inc. (since
			Ventures, LLC (consulting)		1997); Direc-
			(from 1998 to 2002); former		tor, Andersen
			Secretary, Carint N.A.		Calhoun, Inc.
			(manufacturing) (1988-2002);		(assisted
			former Treasurer, Hank Aaron		living) (since
			Enterprises (fast food franchise)		1987); former
			(from 1985 to 2001); Chairman,		Director,
			Gross, Collins PCHLB		Charter Bank,
			(accounting firm) (since 1979);		Inc. (from
			Treasurer, Coventry Limited,		1987 to 1997);
			Inc. (since 1985).		former Direc
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC (investment consulting)		(currently
399 Park Avenue			(since 1990).		supervises 12
New York, NY10022					investment
Age 53					companies
in fund com-
plex) (since
1990).

21

Citi Cash Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare, Inc.
399 Park Avenue					(information
New York, NY 10022					technology)
Age 63					(from 1985 to
2003); Direc-
tor, Digital
Net Holdings,
Inc. (since
2003).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of	Chairman	N/A
CAM	President,		Citigroup Global Markets	of the
399 Park Avenue	and Chief		(“CGM”) (since 1996);	Board,
New York, NY 10022	Executive		Chairman, President, and	Trustee or
Age 53	Officer		Chief Executive Officer of	Director
			Smith Barney Fund	of 220
Management LLC (“SBFM”),
Travelers Investment
Advisers, Inc. (“TIA”) and
Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to
2001) and Smith Barney
Growth and Income Fund
(from 1996 to 2000).

22

Citi Cash Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of CAM; Chief	N/A	N/A
CAM	Vice		Administrative Officer of
125 Broad Street	President		mutual funds associated with
New York, NY 10004	and		Citigroup; Head of
Age 47	Chief		International Funds
	Adminis-		Administration of CAM (from
	trative		2001 to 2003); Director of
	Officer		Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup
(from 2002 to 2004).
Andrew Beagley	Chief Anti-	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Money		Director of Compliance, North
399 Park Avenue	Laundering		America, CAM (since 2000);
4th Floor	Compliance		Chief Anti-Money Laundering
New York, NY 10022	Officer		Compliance Officer, Chief
Age 40			Compliance Officer and Vice
	Chief	Since 2004	President of certain mutual
	Compliance		funds associated with Citigroup;
	Officer		Director of Compliance, Europe,
the Middle East and Africa,
Citigroup Asset Management
(from 1999 to 2000); Com-
pliance Officer, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.,
Salomon Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999).
Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with
New York, NY 10004			Citigroup; Assistant Controller
Age 40			of CAM (from 2002 to 2004).

23

Citi Cash Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for CAM (since
Stamford, CT 06902	Officer		1994); Secretary of certain
Age 48			mutual funds associated
with Citigroup; Chief Legal
Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Manager and certain of its affiliates.

24

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 4.8%

Blue Heron Financial
Corp.,*
1.63% due 10/15/04	$500,000	$500,000,000
1.63% due 12/17/04	175,000	175,000,000
1.64% due 3/18/05	200,000	200,000,000
1.63% due 5/18/05	438,750	438,750,000
Restructured Asset
Securitization,*
1.61% due 12/22/04	500,000	500,000,000

		1,813,750,000

Certificates of Deposit (Domestic) — 3.1%

Harris Trust & Savings,
1.71% due 12/27/04	193,000	193,000,000
Washington Mutual Fin. Corp.,
1.65% due 11/12/04	300,000	300,017,124
Wells Fargo Bank and Co.,
1.52% due 9/8/04	400,000	400,000,000
1.53% due 9/15/04	269,000	269,000,000

		1,162,017,124

Certificates of Deposit (Euro) — 9.3%

Barclays Bank PLC,
1.11% due 9/9/04	100,000	100,000,110
BNP Paribas,
1.75% due 12/31/04	450,000	450,000,000
1.80% due 2/11/05	500,000	500,000,000
Credit Agricole SA,
1.07% due 9/21/04	100,000	99,999,442
Credit Lyonnais SA,
1.09% due 9/20/04	395,000	395,001,037
Depfa Bank PLC,
1.50% due 9/21/04	200,000	200,000,000
Fortis Bank,
1.51% due 9/7/04	500,000	500,000,000
HBOS Treasury
Services PLC,
1.49% due 9/21/04	750,000	750,000,000
Nationwide Building
Society,
1.09% due 9/9/04	100,000	100,000,215
UBS AG,
1.75% due 12/31/04	150,000	150,000,000
Unicredito Italiano SPA,
1.08% due 9/20/04	250,000	250,000,000

		3,495,000,804

Certificates of Deposit (Yankee) — 6.9%

Caylon,
1.78% due 12/28/04	133,900	133,900,000
1.70% due 12/30/04	500,000	500,000,000
1.75% due 12/31/04	150,000	150,000,000
Credit Suisse First
Boston USA,
1.71% due 12/31/04	$300,000	$300,000,000
1.75% due 12/31/04	400,000	400,006,669
Deutsche Bank AG,
1.73% due 12/30/04	200,000	199,972,792
HBOS Treasury
Services PLC,
1.08% due 9/27/04	300,000	300,000,000
1.73% due 12/31/04	300,000	300,000,000
Toronto Dominion
Bank,
1.53% due 9/13/04	200,000	200,000,000
Unicredito Italiano SPA,
1.56% due 10/6/04	100,000	100,005,327

		2,583,884,788

Commercial Paper — 36.7%

Amstel Funding Corp.,
1.08% due 9/16/04	200,000	199,910,417
1.77% due 2/1/05	588,310	583,884,438
Atlantis One
Funding Corp.,
1.07% due 9/1/04	154,189	154,189,000
1.78% due 12/8/04	104,452	103,945,872
1.80% due 12/15/04	100,000	99,475,000
Atomium Funding
Corp.,
1.09% due 9/2/04	49,290	49,288,508
1.09% due 9/8/04	21,123	21,118,523
1.11% due 9/17/04	113,696	113,640,163
1.56% due 9/22/04	100,161	100,069,853
1.55% due 10/5/04	80,113	79,995,723
Banco Santander,
1.55% due 9/22/04	88,483	88,402,997
BankAmerica Corp,
1.75% due 2/4/05	450,000	446,587,500
Beethoven Funding
Corp.,
1.55% due 9/7/04	328,464	328,379,147
1.55% due 9/10/04	364,716	364,574,673
1.57% due 9/15/04	261,152	260,992,552
1.57% due 9/17/04	131,701	131,609,102
1.56% due 9/20/04	154,581	154,453,727
1.60% due 9/27/04	103,759	103,639,100
Caisse Nationale
Des Caisses,
1.48% due 9/14/04	150,000	149,919,833
Cobbler Funding Ltd.,
1.55% due 9/15/04	156,290	156,195,792
Crown Point
Capital Co. LLC,
1.07% due 9/10/04	182,993	182,944,049
1.80% due 2/8/05	151,409	150,197,728
Curzon Funding LLC,
1.56% due 9/14/04	100,000	99,943,667

25

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d.)

Depfa Bank PLC,
1.47% due 9/17/04	$157,000	$156,897,775
1.50% due 10/6/04	194,000	193,717,083
Falcon Asset
Securitization,
1.50% due 9/8/04	201,541	201,482,217
Georgetown Funding,
1.58% due 9/2/04	100,429	100,424,592
1.54% due 9/7/04	100,000	99,974,333
1.50% due 9/16/04	284,710	284,532,056
1.50% due 9/20/04	382,095	381,792,510
1.58% due 9/21/04	100,000	99,912,222
1.62% due 9/27/04	100,000	99,883,000
1.62% due 9/30/04	137,989	137,808,924
1.58% due 10/15/04	500,000	499,034,444
Giro Balanced Funding,
1.60% due 9/30/04	110,000	109,858,222
Grampian Funding LLC,
1.71% due 12/20/04	130,000	129,320,750
1.72% due 12/30/04	200,000	198,853,333
Hannover Funding Co. LLC,
1.51% due 9/2/04	76,592	76,588,787
1.55% due 9/7/04	123,289	123,257,150
1.55% due 9/9/04	60,082	60,061,305
1.55% due 9/20/04	115,000	114,905,923
Jupiter Securitization Corp.,
1.50% due 9/2/04	140,000	139,994,167
Legacy Capital LLC,
1.89% due 2/16/05	146,479	145,187,055
Mane Funding Corp.,
1.54% due 9/17/04	100,000	99,931,555
Mica Funding LLC,
1.56% due 9/13/04	207,000	206,892,360
1.50% due 9/20/04	127,000	126,899,458
1.53% due 9/20/04	400,000	399,677,000
1.53% due 10/1/04	300,000	299,617,500
1.55% due 10/7/04	150,000	149,767,500
1.57% due 10/7/04	100,000	99,843,000
Nationwide Building
Society,
1.09% due 9/10/04	100,000	99,972,750
1.48% due 9/17/04	297,000	296,804,639
Nyala Funding LLC,
1.08% due 9/15/04	133,347	133,290,994
1.65% due 10/15/04	100,000	99,798,333
PACE Receivables
Funding,
1.50% due 9/3/04	118,436	118,426,130
Paradigm Funding LLC,
1.52% due 9/7/04	221,000	220,944,013
Perry Global Funding LLC,
1.07% due 9/2/04	251,645	251,637,521
1.07% due 9/7/04	147,133	147,106,761
Polonius Inc.,
1.55% due 9/15/04	129,000	128,922,242
Regency Markets LLC,
1.55% due 9/17/04	$103,805	$103,733,490
1.50% due 9/20/04	196,606	196,450,355
1.60% due 9/30/04	80,000	79,896,889
Saint Germain
Holdings,
1.48% due 9/15/04	186,000	185,892,947
1.56% due 9/16/04	100,000	99,935,000
1.60% due 9/27/04	220,000	219,745,777
Scaldis Capital Ltd.,
1.08% due 9/22/04	105,000	104,933,850
1.60% due 9/28/04	161,975	161,780,630
Sierra Madre
Funding Ltd.,
1.60% due 9/14/04	170,000	169,901,778
Solitaire Funding Ltd.,
1.55% due 9/7/04	190,110	190,060,888
1.60% due 9/23/04	108,780	108,673,637
Spintab AB,
1.49% due 9/15/04	112,000	111,935,103
Surrey Funding Corp.,
1.60% due 9/29/04	120,000	119,850,667
Ticonderoga
1.53% due 9/7/04	185,431	185,383,715
1.55% due 9/22/04	110,242	110,142,323
Tulip Funding Corp.,
1.62% due 9/30/04	400,000	399,478,000
1.80% due 11/26/04	100,000	99,570,000
Victory Receivables
Corp.,
1.53% due 9/2/04	100,000	99,995,750
1.55% due 9/9/04	100,320	100,285,445
1.57% due 9/21/04	124,274	124,165,605
Wal Mart Funding Corp.,
1.55% due 9/20/04	100,000	99,918,194
Windmill Funding
Corp.,
1.50% due 9/9/04	175,000	174,941,667
Yorktown Capital LLC,
1.48% due 9/17/04	185,101	184,979,244

		13,788,025,922

Corporate Notes -— 16.1%

Brahms Funding Corp.,
1.55% due 9/7/04	346,880	346,790,194
1.59% due 9/21/04	398,227	397,875,231
1.60% due 9/22/04	107,427	107,326,735
1.63% due 9/27/04	110,000	109,870,506
1.64% due 9/28/04	266,917	266,588,692
Fenway Funding LLC,
1.55% due 9/7/04	438,912	438,798,614
1.55% due 9/10/04	110,153	110,110,316
1.59% due 9/16/04	146,727	146,629,793
1.62% due 9/27/04	119,637	119,497,025
Foxboro Funding Ltd.,
1.61% due 9/9/04	80,369	80,340,246

26

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Corporate Notes -— (cont’d.)

Harwood Street Funding LLC,
1.59% due 9/1/04	$96,500	$96,500,000
1.57% due 9/13/04	187,275	187,176,993
1.57% due 9/23/04	187,364	187,184,235
Main Street,
1.57% due 9/1/04	100,000	100,000,000
1.57% due 9/3/04	46,095	46,090,979
1.58% due 9/9/04	348,000	347,877,813
1.60% due 9/10/04	100,000	99,960,000
1.60% due 9/16/04	232,000	231,845,335
1.60% due 9/17/04	100,000	99,928,889
1.60% due 9/21/04	115,000	114,897,778
1.62% due 9/22/04	160,000	159,848,800
1.64% due 9/29/04	100,000	99,872,442
1.69% due 10/7/04	206,000	205,651,860
1.69% due 10/12/04	150,000	149,711,292
Mica Funding LLC,
1.59% due 9/20/04	375,000	374,685,315
Nyala Funding LLC,
1.72% due 11/18/04	151,000	150,437,273
Park Granada LLC,
1.52% due 9/7/04	350,000	349,911,625
1.53% due 9/8/04	252,382	252,306,916
1.60% due 9/20/04	129,800	129,690,391
1.58% due 9/21/04	100,000	99,912,222
1.58% due 9/23/04	350,000	349,662,054
1.63% due 9/28/04	110,000	109,865,525

		6,066,845,089

Master Notes — 3.2%

Merrill Lynch & Co. Inc.,*
1.71% due 9/1/04	371,300	371,300,000
Morgan Stanley,*
1.76% due 9/1/04	850,000	850,000,000

		1,221,300,000

Medium Term Notes — 7.9%

K2 USA LLC,*
1.50% due 9/20/04	100,500	100,420,438
1.60% due 9/28/04	150,000	149,997,250
Links Finance Corp.,*
1.56% due 1/18/05	250,000	249,981,165
Merrill Lynch &
Co. Inc.,*
1.51% due 10/1/05	385,000	385,000,000
Premier Asset
Collection Entity Ltd.,*
1.57% due 4/25/05	100,000	99,980,460
1.57% due 7/15/05	100,000	99,986,937
Sigma Finance Inc.,*
1.56% due 1/18/05	175,000	174,986,816
1.57% due 1/21/05	100,000	99,990,327
1.56% due 5/16/05	250,000	249,955,872
1.56% due 7/19/05	300,000	299,920,850
1.56% due 7/25/05	200,000	199,946,540
Stanfield Victoria
Funding LLC,*
1.56% due 7/20/05	$100,000	$99,969,485
1.57% due 8/1/05	100,000	99,976,935
1.56% due 8/22/05	100,000	99,952,027
Tango Finance Corp.,*
1.58% due 8/15/05	122,000	121,994,168
Whistlejacket
Capital LLC,*
1.56% due 12/15/04	111,000	110,993,597
White Pine
Finance LLC,*
1.56% due 9/15/04	100,000	99,999,044
1.60% due 9/28/04	108,000	107,997,992
1.58% due 10/25/04	118,000	117,996,499

		2,969,046,402

Promissory Note — 2.9%

Goldman Sachs
Group Inc.
1.72% due 2/24/05	1,100,000	1,100,000,000

Time Deposits — 2.4%

Dexia Bank
1.58% due 9/1/04	578,000	578,000,000
Svenska Handelsbanken
1.55% due 9/1/04	324,311	324,311,000

		902,311,000

United States
Government Agencies — 6.6%

Federal Home
Loan Bank*
1.49% due 9/17/04	100,000	99,933,777
1.49% due 10/19/04	250,000	249,503,333
1.89% due 3/15/05	200,000	197,952,500
Federal National
Mortgage
Association,*
1.48% due 10/13/04	670,000	668,843,134
1.49% due 10/13/04	775,578	774,234,822
1.72% due 2/2/05	100,000	99,264,222
1.75% due 5/23/05	100,000	100,000,000
1.49% due 7/6/05	275,000	274,886,517

		2,464,618,305

Total Investments,
at Amortized Cost 99.9% 37,566,799,434
Other Assets,
Less Liabilities	0.1	19,843,328

Net Assets	100.0%	$37,586,642,762

*	The coupon rate listed for floating or adjustable rate securities represent the rate at period end.The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

See Notes to Financial Statements.

27

Liquid Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2004

ASSETS:
Investments at value (Note 1A)		$37,566,799,434
Cash		498
Interest receivable		23,744,982

Total Assets		37,590,544,914

LIABILITIES:
Management fee payable (Note 2)		2,448,052
Accrued expenses and other liabilities		1,454,100

Total Liabilities		3,902,152

Total Net Assets		$37,586,642,762

Represented by:
Capital paid in excess of par value		$37,586,642,762

S TAT E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

INTEREST (NOTE 1):		$435,706,091

EXPENSES:
Management fee (Note 2)	$55,561,429
Custody and fund accounting fees	7,496,410
Trustees’ fees	579,480
Audit and legal	279,939
Other	30,699

Total Expenses	63,947,957
Less: management fee waived (Note 2)	(26,870,821)
fees paid indirectly (Note 1F)	(297)

Net Expenses		37,076,839

Net Investment Income		398,629,252
Net Realized Gain on Investment		3,202,155

Increase in Net Assets From Operations		$401,831,407

See Notes to Financial Statements.

28

Liquid Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$398,629,252	$619,131,302
Net realized gain on investments	3,202,155	—

Increase in Net Assets From Operations	401,831,407	619,131,302

CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)	86,116,419,663	95,248,125,837
Value of withdrawals	(88,378,702,148)	(101,427,035,864)

Decrease in Net Assets From
Capital Transactions	(2,262,282,485)	(6,178,910,027)

Decrease in Net Assets	(1,860,451,078)	(5,559,778,725)

NET ASSETS:
Beginning of year	39,447,093,840	45,006,872,565

End of year	$37,586,642,762	$39,447,093,840

See Notes to Financial Statements.

29

Liquid Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Years Ended August 31,

	2004	2003	2002	2001	2000

Ratios/Supplemental Data:
Net assets (000’s omitted)	$37,586,643	$39,447,094	$45,006,873	$32,073,343	$14,392,341
Ratios to Average Net Assets:
Expenses#	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.09%	1.39%	2.29%	5.27%	5.93%
Total Return	1.09%	1.49%	2.36%	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived all or a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios to Average Net Assets:
Expenses	0.17%	0.17%	0.19%	0.22%	0.22%
Net investment income	1.02%	1.32%	2.20%	5.15%	5.81%

#	The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

30

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio formerly known as Cash Reserves Portfolio, (the “Portfolio”), is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. At August 31, 2004, all investors in the Portfolio were funds advised by the Manager and or its affiliates.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with GAAP:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. Income Taxes The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

31

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $55,561,429 of which $26,870,821 was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of money market instruments aggregated $814,948,110,606 and $812,036,318,664, respectively, for the year ended August 31, 2004.

4. Federal Income Tax Basis of Investment Securities

The tax cost of investment securities owned at August 31, 2004, for federal income tax purposes, amounted to $37,566,799,434.

5. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year

32

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 and the related liability at August 31, 2004 was not material.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Portfolio’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Portfolio. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

33

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

The Portfolio did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

34

Liquid Reserves Portfolio
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D   P U B L I C
A C C O U N T I N G   F I R M

To the Trustees and Investors of
Liquid Reserves Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Reserves Portfolio (the “Portfolio”) at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 22, 2004

35

Liquid Reserves Portfolio
A D D I T I O N A L   I N F O R M AT I O N (Unaudited)

Information about the Trustees and Officers of the Portfolio can be found on pages 19 through 24 of this report.

36

INVESTMENT MANAGER	TRUSTEES
(OF LIQUID RESERVES	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
Chairman
DISTRIBUTOR	Stephen Randolph Gross
Citigroup Global Markets Inc.	Diana R. Harrington
Susan B. Kerley
TRANSFER AGENT	Alan G. Merten
Citicorp Trust Bank, fsb.	R. Richardson Pettit
125 Broad Street, 11th Floor
New York, NY 10004	OFFICERS*
R. Jay Gerken, CFA
SUB-TRANSFER AGENT	President and
PFPC Inc.	Chief Executive Officer
P.O. Box 9699
Providence, RI 02940-9699	Andrew B. Shoup
Senior Vice President and
SUB-TRANSFER AGENT	Chief Administrative Officer
AND CUSTODIAN
State Street Bank and Trust Company	Frances M. Guggino
225 Franklin Street	Chief Financial Officer
Boston, MA 02110	and Treasurer

INDEPENDENT REGISTERED	Andrew Beagley
PUBLIC ACCOUNTING FIRM	Chief Compliance Officer
PricewaterhouseCoopers LLP	and Chief Anti-Money
300 Madison Avenue	Laundering Compliance
New York, NY 10017	Officer

LEGAL COUNSEL	Wendy S. Setnicka
Bingham McCutchen LLP	Controller
150 Federal Street
Boston, MA 02110	Robert I. Frenkel
Secretary and
Chief Legal Officer

*Affiliated Person of Investment Manager

CitiFunds Trust III

CitiSM Cash Reserves

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies related to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Cash Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFA/RCR/804
04-7278

Annual Report

CitiSM U.S. Treasury Reserves August 31, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter from the Chairman	1

Manager Overview	3

Fund Facts	5

Portfolio at a Glance - U.S. Treasury Reserves Portfolio	6

Fund Expenses	7

Fund Performance	9

Citi U.S. Treasury Reserves

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	18

Additional Information	19

Tax Information	25

U.S. Treasury Reserves Portfolio

Schedule of Investments	26

Statement of Assets and Liabilities	27

Statement of Operations	28

Statements of Changes in Net Assets	29

Financial Highlights	30

Notes to Financial Statements	31

Report of Independent Registered Public Accounting Firm	34

Additional Information	35

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The Federal Reserve Bank’s (“Fed”) monetary policy committee pushed short-term interest rates higher over the 12 months ending August 31, 2004. It raised its federal funds rate[i] target from a four-decade low of 1.00% at the start of the period to 1.25% in June, and to 1.50% in August. The Fed further increased the target rate by an additional 0.25% to 1.75% on September 21, following the end of the fund’s reporting period. Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between that growth and the inflation that generally can accompany it.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Inflation and job growth picked up during the year. Earlier in the period, the rate of gross domestic product (“GDP”)ii growth rose significantly from its levels in early 2003. Although GDP growth tapered off toward the end of the period versus prior levels within the past year, it remained above its quarterly rate during the first half of last year. Money market yields fluctuated during the year.

Please read on for a more detailed look at how prevailing economic and market conditions during the fund’s fiscal year have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds.

1

Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 15, 2004

2

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2004, the seven-day current yield for Citi U.S. Treasury Reserves was 0.67% and its seven-day effective yield, which reflects compounding, was 0.67% . These numbers are the same due to rounding.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.46% and the seven-day effective yield would have been 0.46% . These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance and is no guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

When the period began, evidence of an improved economy was already unfolding. However, market participants believed the Fed’s policymaking committee would maintain its target interest rate at low levels to help sustain the recovery. This policy stance would help forestall potential deflationary forces as well as keep money market yields near their lows.

In early 2004, broader-based economic indicators continued to reflect a favorable overall outlook though geopolitical concerns remained at the forefront of the U.S. political agenda and added an element of uncertainty to the fixed income markets. Short-term interest rates steadied and the Federal Reserve remained “patient in removing its policy accommodation.”iii Treasury prices benefited from both the Fed’s restraint in raising rates and from demand by foreign central banks.

CITISM U.S.TREASURY RESERVES
YIELDS AS OF AUGUST 31, 2004 (Unaudited)

Seven-day current yield	0.67%
Seven-day effective yield	0.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

The fund’s yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.46% and the seven-day effective yield would have been 0.46% .These numbers are the same due to rounding.

3

As the year progressed, rising corporate profits and improved balanced sheets set the groundwork for a sustained recovery. Renewed corporate and consumer spending led to robust output growth and encouraged businesses to hire additional workers. Both consumer and producer prices started to inch higher and earlier fears of defla-tion slowly began to subside. Strong domestic and global demand also put additional upward pressure on commodity prices. Against this backdrop Fed monetary policy was seen as highly accommodative and would need to start moving to a more neutral setting. Recently, Treasury bill yields have moved higher as the recovery has progressed. Supply remains ample, offering investors the opportunity to buy short paper in anticipation of more attractive rates ahead.

In response to the strong economic growth, and in anticipation of the Federal Reserve moving to a more neutral policy, we maintained a moderate maturity stance in the fund. The Fed raised its target for the federal funds rate by 0.25% to 1.25% in June and to 1.50% in August as a countermeasure to the resilient strength of the economy. These were the first rate increases in over four years and were widely anticipated by market participants. The Fed indicated that going forward rates would need to rise at a “measured pace.” At their September meeting, the Fed again raised interest rates by 0.25% to 1.75% forecasting that the recent softness in the economy was temporary in nature.

Thank you for your investment in CitiSM U.S. Treasury Reserves. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iii	Federal Reserve Board (FOMC Statement) March 16, 2004.

4

F U N D   F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
May 3, 1991	• iMoneyNet, Inc. 100% U.S.
Treasury Rated Money Market
Net Assets as of 8/31/04	Funds Average
$333.1 million

*	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

5

U . S .   T R E A S U R Y   R E S E R V E S   P O R T F O L I O

PORTFOLIO AT A GLANCE (Unaudited)

Investment Breakdown†

February 29, 2004

August 31, 2004

† As a percentage of total investments. Please note that Portfolio holdings are subject to change.

6

F U N D   E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi U.S. Treasury Reserves	0.19%	$1,000.00	$1,001.90	0.70%	$3.52

(1)	For the six months ended August 31, 2004.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.

(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366.

7

F U N D   E X P E N S E S  (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the rel ative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi U.S. Treasury Reserves	5.00%	$1,000.00	$1,021.62	0.70%	$3.56

(1)	For the six months ended August 31, 2004.

(2)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366.

8

F U N D P E R F O R M A N C E
Total Returns (Unaudited)

		One	Five	Ten
All Periods Ended August 31, 2004		Year	Years*	Years*

Citi U.S.Treasury Reserves Class N		0.32%	2.36%	3.46%
iMoneyNet, Inc. 100% U.S.Treasury Rated Money
Market Funds Average		0.41%	2.48%	3.63%

* Average Annual Total Return

7-DayYields
Annualized Current	0.67%
Effective	0.67%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi U.S. Treasury Reserves Class N vs. iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average

As illustrated, Citi U.S. Treasury Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

9

Citi U.S. Treasury Reserves
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2004

ASSETS:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$333,415,997
Receivable for shares of beneficial interest sold	1,505

Total Assets	333,417,502

LIABILITIES:
Dividends payable	136,688
Management fees payable (Note 3)	64,366
Distribution/Service fees payable (Note 4)	61,245
Payable for shares of beneficial interest repurchased	6,500
Accrued expenses and other	66,685

Total Liabilities	335,484

Total Net Assets for 333,081,913 Class N shares of beneficial interest outstanding	$333,082,018

NET ASSETS:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$3,331
Capital paid in excess of par value	333,078,582
Accumulated net gain from investment transactions	105

Total Net Assets	$333,082,018

Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

10

Citi U.S. Treasury Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Year Ended August 31, 2004

INVESTMENT INCOME (NOTE 1):
Income from U.S.Treasury Reserves Portfolio	$2,846,797
Allocated net expenses from U.S.Treasury Reserves Portfolio	(280,855)

Total Investment Income		$2,565,942

EXPENSES:
Management fees (Note 3)	1,125,749
Distribution/Service fees (Note 4)	703,593
Transfer agency services	70,442
Audit and legal	65,270
Shareholder communications	41,478
Blue Sky fees	24,386
Custody and fund accounting fees	7,727
Trustees’ fees	7,346
Registration Fees	1,740
Other	16,212

Total Expenses	2,063,943
Less: management fee waived (Note 3)	(376,179)

Net Expenses		1,687,764

Net Investment Income		878,178
Net Realized Gain on Investments From
U.S.Treasury Reserves Portfolio		33,110

Increase in Net Assets From Operations		$911,288

See Notes to Financial Statements.

11

Citi U.S. Treasury Reserves
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$878,178	$2,124,972
Net realized gain	33,110	66,573

Increase in Net Assets From Operations	911,288	2,191,545

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(878,178)	(2,124,972)
Net realized gain	(33,058)	(66,520)

Decrease in Net Assets From Distribution
to Shareholders (Note 2)	(911,236)	(2,191,492)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTERESET AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 5):
Net proceeds from sale of shares	974,193,167	1,347,510,793
Net asset value of shares issued for
reinvestment of distributions	178,577	498,005
Cost of shares repurchased	(952,847,060)	(1,432,833,629)

Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	21,524,684	(84,824,831)

Increase (Decrease) in Net Assets	21,524,736	(84,824,778)

NET ASSETS:
Beginning of year	311,557,282	396,382,060

End of year	$333,082,018	$311,557,282

See Notes to Financial Statements.

12

Citi U.S. Treasury Reserves
F I N A N C I A L H I G H L I G H T S

	Year Ended August 31,

CLASS N	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income and
net realized gain	0.00321	0.00624	0.01438	0.04529	0.04797
Distributions from net investment
income and net realized gain	(0.00321)	(0.00624)	(0.01438)	(0.04529)	(0.04797)

Net Asset Value, End of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$333,082	$311,557	$396,382	$348,313	$288,447
Ratios to Average Net Assets:
Expenses†#	0.70%	0.68%	0.70%	0.70%	0.70%
Net Investment Income†	0.31%	0.64%	1.41%	4.50%	4.76%
Total Return	0.32%	0.63%	1.45%	4.62%	4.90%

Note: If the Fund’s Manager and Manager of U.S.Treasury Reserves Portfolio had not voluntarily waived all or a portion of their fees from the Fund, net investment income per share and ratios would have been as follows:

Net Investment Income Per Share	$0.00140	$0.00379	$0.01192	$0.04237	$0.04523
Ratios to Average Net Assets:
Expenses†	0.91%	0.90%	0.92%	1.01%	0.97%
Net investment income†	0.10%	0.42%	1.19%	4.19%	4.49%

†	Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
#	The ratio of expenses to average net assets will not exceed 0.70% as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

13

Citi U.S. Treasury Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Citi U.S. Treasury Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (21.3% at August 31, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     C. Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     F. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends

The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to

14

Citi U.S. Treasury Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees

The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $1,125,749, of which $376,179 was voluntarily waived for the year ended August 31, 2004. The Manager serves as the Manager of the Portfolio and receives management fees, before any waivers, at an annual rate of 0.15% of the Portfolio’s average daily net assets. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Trust pays no compensation directly to any Trustee or any officer who is affili-ated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $703,593 for the year ended August 31, 2004. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2004	2003

Ordinary income	$ 911,236	$ 2,191,492

As of August 31, 2004, there were no significant differences between the book and tax components of net assets.

15

Citi U.S. Treasury Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

7. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 was $2,184.

8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

16

Citi U.S. Treasury Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

17

Citi U.S. Treasury Reserves
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D
P U B L I C   A C C O U N T I N G   F I R M

To the Trustees and Shareholders of
Citi U.S. Treasury Reserves:

We have audited the accompanying statement of assets and liabilities of Citi U.S. Treasury Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi U.S. Treasury Reserves of CitiFunds Trust III as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

18

Citi U.S. Treasury Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Citi U.S. Treasury Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management (“CAM”)			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 61			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Rocket City		(biometric
			Enterprises (internet service		information
			company) (from 2000 to		management)
			2001); President, Catalyst		(since 2001;
			(consulting) (since 1984).		consultant
since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
CAM			former Chief Executive Officer,		Electric Power
399 Park Avenue			Radian International LLC		(electric
New York, NY 10022			(engineering) (from 1996 to		utility) (since
Age 67			1998), Member of Management		1999);
			Committee, Signature Science		Director,
			(research and development)		Valero Energy
			(since 2000).		(petroleum
refining)
(since 1999);
Director,
National
Instruments
Corp. tech-
nology) (since
1994).

19

Citi U.S. Treasury Reserves
A D D I T I O N A L I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President, Texas		Inc. (from
New York, NY 10022			A&M University (2002-2003);		1990 to 1999);
Age 66			former Dean Emeritus and		former Direc-
			Wiley Professor, Texas A&M		tor, First
			University (since 2001);		American
			former Dean and Professor of		Bank and
			Marketing, College and		Savings Bank
			Graduate School of Business		(from 1994 to
			of Texas A & M University		1999).
(from 1987 to 2001).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since 2002);
CAM			Principal/member, Balvan
399 Park Avenue			Partners (investment manage-
New York, NY 10022			ment) (since 2002); Chair-
Age 61			man, Chief Executive Officer
and Owner, Vantage Consult-
ing Group, Inc. (investment
advisory and consulting firm)
(since 1988); former Vice
Chairman and Chief Operating
Officer, Lindner Asset Man-
agement Company (mutual
fund company) (1999 to 2001);
former President and Director,
Delta Financial, Inc. (invest-
ment advisory firm) (from
1983 to 1999); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership) (1996
to 2001); former President,
Secretary and Owner, Phoenix
Trading Co. (commodity
trading advisory firm) (from
1997 to 2000).

20

Citi U.S. Treasury Reserves
A D D I T I O N A L I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operations Officer,		munications)
New York, NY 10022			General Media Communications		(since 1997);
Age 57			(from March 2003 to August		Director,
			2003); former Managing		eBank.com,
			Director, Fountainhead		Inc. (since
			Ventures, LLC (consulting)		1997); Direc--
			(from 1998 to 2002); former		tor, Andersen
			Secretary, Carint N.A.		Calhoun, Inc.
			(manufacturing) (1988-2002);		(assisted
			former Treasurer, Hank Aaron		living) (since
			Enterprises (fast food franchise)		1987); former
			(from 1985 to 2001); Chairman,		Director,
			Gross, Collins PC HLB		Charter Bank,
			(accounting firm) (since 1979);		Inc. (from
			Treasurer, Coventry Limited,		1987 to 1997);
			Inc. (since 1985).		former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC (investment consulting)		(currently
399 Park Avenue			(since 1990).		supervises 12
New York, NY10022					investment
Age 53					companies
in fund com-
plex) (since
1990).

21

Citi U.S. Treasury Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare, Inc.
399 Park Avenue					(information
New York, NY 10022					technology)
Age 63					(from 1985 to
2003); Direc-
tor, Digital
Net Holdings,
Inc. (since
2003).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of	Chairman	N/A
CAM	President,		Citigroup Global Markets	of the
399 Park Avenue	and Chief		(“CGM”) (since 1996);	Board,
New York, NY 10022	Executive		Chairman, President, and	Trustee or
Age 53	Officer		Chief Executive Officer of	Director
			Smith Barney Fund	of 220
Management LLC (“SBFM”),
Travelers Investment
Advisers, Inc. (“TIA”) and
Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to
2001) and Smith Barney
Growth and Income Fund
(from 1996 to 2000).

22

Citi U.S. Treasury Reserves
A D D I T I O N A L I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of CAM; Chief	N/A	N/A
CAM	Vice		Administrative Officer of
125 Broad Street	President		mutual funds associated with
New York, NY 10004	and		Citigroup; Head of
Age 47	Chief		International Funds
	Adminis-		Administration of CAM (from
	trative		2001 to 2003); Director of
	Officer		Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup
(from 2002 to 2004).
Andrew Beagley	Chief	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Anti-		Director of Compliance, North
399 Park Avenue	Money		America, CAM (since 2000);
4th Floor	Launder-		Chief Anti-Money Laundering
New York, NY 10022	ing		Compliance Officer, Chief
Age 40	Com-		Compliance Officer and Vice
	pliance		President of certain mutual
	Officer		funds associated with Citigroup;
	Chief	Since 2004	Director of Compliance, Europe,
	Com-		the Middle East and Africa,
	pliance		Citigroup Asset Management
	Officer		(from 1999 to 2000); Com-
pliance Officer, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.,
Salomon Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999).
Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with Citigroup;
New York, NY 10004			Assistant Controller of CAM
Age 40			(from 2002 to 2004).

23

Citi U.S. Treasury Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for CAM (since
Stamford, CT 06902	Officer		1994); Secretary of certain
Age 48			mutual funds associated
with Citigroup; Chief Legal
Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Manager and certain of its affiliates.

24

T A X   I N F O R M A T I O N   (Unaudited)

Of the ordinary income distributions paid monthly by the Fund during the taxable year ended August 31, 2004, 96.37% was attributable to Federal obligation.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

25

U.S. Treasury Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 98.4%

United States Treasury Bill,
due 9/2/04	$137,502	$137,497,435
due 9/9/04	175,641	175,586,444
due 9/16/04	322,557	322,374,239
due 9/23/04	75,000	74,937,514
due 10/7/04	269,841	269,510,275
due 10/21/04	100,000	99,828,698
due 11/4/04	150,000	149,668,444
due 11/18/04	50,000	49,857,000
due 1/6/05	50,000	49,717,557
due 2/3/05	210,196	208,747,084

		1,537,724,690

U.S.Treasury Note — 1.6%

United States Treasury Note,
due 9/30/04	25,000	25,011,698

Total Investments,
at Amortized
Cost	100.0%	1,562,736,388
Other Assets
Less Liabilities	0.0	(24,982

Net Assets	100.0%	$1,562,711,406

See Notes to Financial Statements.

26

U.S. Treasury Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
August 31, 2004

ASSETS:
Investments, at amortized cost and value (Note 1A)	$1,562,736,388
Interest receivable	197,234

Total Assets	1,562,933,622

LIABILITIES:
Management fees payable (Note 2)	101,245
Accrued expenses and other liabilities	120,971

Total Liabilities	222,216

Total Net Assets	$1,562,711,406

REPRESENTED BY:
Capital paid in excess of beneficial interests	$1,562,711,406

See Notes to Financial Statements.

27

U.S Treasury Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S
For the Year Ended August 31, 2004

INVESTMENT INCOME		$15,922,362

EXPENSES:
Management fees (Note 2)	$2,355,567
Custody and fund accounting fees	347,623
Audit and Legal	74,577
Trustees’ fees	20,401
Other	46,916

Total Expenses	2,845,084
Less: management fee waived (Note 2)	(1,277,723)
fees paid indirectly (Note 1D)	(11)

Net Expenses		1,567,350

Net Investment Income		14,355,012
Net Realized Gain on Investments		184,470

Increase in Net Assets From Operations		$14,539,482

See Notes to Financial Statements.

28

U.S. Treasury Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$14,355,012	$21,614,666
Net realized gain	184,470	345,124

Increase Net Assets From Operations	14,539,482	21,959,790

CAPITAL TRANSACTIONS:
Proceeds from contributions	5,330,944,721	7,288,135,094
Value of withdrawals	(5,241,122,172)	(7,804,910,366)

Increase (Decrease) in Net Assets From
Capital Transactions	89,822,549	(516,775,272)

Increase (Decrease) in Net Assets	104,362,031	(494,815,482)

NET ASSETS:
Beginning of year	1,458,349,375	1,953,164,857

End of year	$1,562,711,406	$1,458,349,375

See Notes to Financial Statements.

29

U.S. Treasury Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

	Years Ended August 31,

	2004	2003	2002	2001	2000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$1,562,711	$1,458,349	$1,953,165	$1,387,171	$1,324,688

Ratios to Average Net Assets:
Expenses†	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.91%	1.22%	2.00%	5.13%	5.41%
Total Return	0.92%	1.20%	2.06%	5.24%	5.53%
Note: If the Portfolio’s Manager had not voluntarily waived a portion of its fees from the Portfolio, the ratios would have been as follows:
Ratios to Average Net Assets:
Expenses	0.18%	0.18%	0.20%	0.23%	0.23%
Net investment income	0.83%	1.14%	1.90%	5.00%	5.28%

†	The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntary expenselimitation, which may be terminated at any time.

See Notes to Financial Statements.

30

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue ben-eficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with GAAP:

     A. Valuation of Investments. Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so that an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     F. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $2,355,567 of which $1,277,723 was vol-

31

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S  (Continued)

untarily waived for the year ended August 31, 2004. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of U.S. Treasury obligations, aggregated $13,001,957,800 and $12,912,860,314, respectively, for the year ended August 31, 2004.

4. Federal Income Tax Basis of Investment Securities

The Tax Cost of investment securities owned at August 31, 2004, for federal income tax purposes, amounted to $1,562,736,388.

5. Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement ben-efit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan during this period. The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, was $6,396.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Portfolio’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in

32

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S  (Continued)

exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Portfolio. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Portfolio did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

33

U.S. Treasury Reserves Portfolio
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D
P U B L I C   A C C O U N T I N G   F I R M

To the Trustees and Investors of
U.S. Treasury Reserves Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

34

U.S. Treasury Reserves Portfolio
 A D D I T I O N A L   I N F O R M AT I O N  (Unaudited)

     Information about the Trustees and Officers of the Portfolio can be found on pages 19 through 24 of this report.

35

INVESTMENT MANAGER
  Citi Fund Management Inc.
  100 First Stamford Place
  Stamford, CT 06902

DISTRIBUTOR
  Citigroup Global Markets Inc.

TRANSFER AGENT
  Citicorp Trust Bank, fsb.
  125 Broad Street, 11th Floor
  New York, NY 10004

SUB-TRANSFER AGENT
  PFPC Inc.
  P.O. Box 9699
  Providence, RI 02940-9699

SUB-TRANSFER AGENT AND CUSTODIAN
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
  KPMG LLP
  757 Third Ave
  New York, NY 10017

LEGAL COUNSEL
  Bingham McCutchen LLP
  150 Federal Street
  Boston, MA 02110

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA*
  Chairman
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

OFFICERS*
R. Jay Gerken, CFA
  President and
  Chief Executive Officer

Andrew B. Shoup
  Senior Vice President and
  Chief Administrative Officer

Denise Guetta
  Portfolio Officer

Frances M. Guggino
  Chief Financial Officer
  and Treasurer

Andrew Beagley
  Chief Anti-Money Laundering
  Compliance Officer and
  Chief Compliance Officer

Wendy Setnicka
  Controller

Robert I. Frenkel
  Secretary and Chief Legal Officer

_________
* Affiliated Person of Investment Manager

CitiFunds Trust III

Citi U.S. Treasury Reserves

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’S website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi U.S. Treasury Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFA/RUS/804
04-7260

Annual Report

CitiSM Tax Free Reserves August 31, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter from the Chairman	1

Manager Overview	3

Fund Facts	7

Portfolio at a Glance – Tax Free Reserves Portfolio	8

Fund Expenses	9

Fund Performance	11

Citi Tax Free Reserves
Statement of Assets and Liabilities	12

Statement of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Report of Independent Registered Public Accounting Firm	19

Additional Information	20

Tax Information	26

Tax Free Reserves Portfolio
Schedule of Investments	27

Statement of Assets and Liabilities	32

Statement of Operations	33

Statements of Changes in Net Assets	34

Financial Highlights	35

Notes to Financial Statements	36

Report of Independent Registered Public Accounting Firm	39

Additional Information	40

L E T T E R  F R O M   T H E   C H A I R M A N

Dear Shareholder,

The Federal Reserve Bank’s (“Fed”) monetary policy committee moved short-term interest rates higher over the 12 months ending August 31, 2004. It raised its target for the federal funds rate[i] from a four-decade low of 1.00% at the start of the period to 1.25% in June, and then increased it again by 0.25% on August 10, 2004. Following the end of the fund’s reporting period, at its September meeting, the Fed once again increased its target for the federal funds rate to 1.75% . Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between that growth and the inflation that generally can accompany it.

Inflation and job growth picked up and money market yields fluctuated during the past year. Earlier in the period, the rate of gross domestic product (“GDP”)ii growth rose significantly from its levels in early 2003. Although GDP growth tapered off toward the end of the period versus prior levels within the past year, it remained above its quarterly rate during the first half of last year.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Over the past 12 months, short-term municipal securities have posted positive total returns as investors continued to seek out issues amidst a dearth of secondary supply and in reaction to a lighter new issuance calendar for 2004.

Please read on for a more detailed look at how prevailing economic and market conditions during the fund’s fiscal year have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citi-group has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 15, 2004

M A N A G E R   OV E RV I E W

Performance Review

As of August 31, 2004, the seven-day current yield for Citi Tax Free Reserves was 0.65% and its seven-day effective yield, which reflects compounding, was 0.65% . These numbers are the same due to rounding.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.46% and the seven-day effective yield would have been 0.46% . These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.

CHARLES K. BARDES Portfolio Manager

The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance, which is not a guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Market Overview

Earlier in the fund’s fiscal year through early 2004, investors continued to favor shorter-term fixed-income securities amid uneven prospects about the economy, more pronounced concerns about terrorism and war, and stock market volatility. As the New Year commenced, short-term rates fell due to technical factors arising from the “January effect.” The January effect describes a temporary increase in the

CITISM TAX FREE RESERVES
YIELDS AS OF AUGUST 31, 2004 (Unaudited)

Seven-day current yield	0.65%
Seven-day effective yield	0.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

The fund’s yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.46% and the seven-day effective yield would have been 0.46% .These numbers are the same due to rounding.

demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The Bond Market Association Municipal Swap Index, a benchmark for rates on tax-exempt municipal securities, remained near historical lows. Nevertheless, money market funds continued to experience subscriptions, as uncertainty surrounding the economic landscape caused many investors to keep assets in safer havens, such as U.S. Treasuries and money market funds.

January’s Federal Reserve Board’s Beige Book, the summary of commentary on current economic conditions by the Fed, was relatively tame in that growth continued to be modest with almost no change in the labor market conditions and no significant inflationary pressure. February was a slower month for tax-exempt money market instruments, yet rates on Variable Rate Demand Notesiii (“VRDNs”), short-term tax-exempt instruments whose rates reset daily or weekly, remained in a tight range.

Investors, content with staying in cash equivalents for the time being, continued to focus on the news regarding geopolitical concerns as well as the domestic economic forecast.

April is usually characterized by the expectation that investors will redeem cash from money market funds to pay taxes. Dealers traditionally adjust yields higher on VRDN’s in hopes of minimizing activity by money funds needing to raise cash. Tax-free money funds experienced approximately $3 billion in redemptions during income tax season. The market reacted with a showing of still higher rates, with the Bond Market Association’s benchmark rate approaching 95% of the one-month LIBOR.iv Moreover, economic releases continued to fuel the expectation that the recovery, coupled with the potential rise in inflation, might prompt the Fed to begin to increase borrowing rates.

At the Federal Open Market Committee’s meeting on May 4th, the Fed voted to keep the overnight interbank-lending rate (“federal funds rate”) at 1%. Minutes of the meeting cited changes to the Committee’s previous stance, however, stating, “The committee believes that policy accommodation can be removed at a pace that is likely to be measured.”v

As the bond market continued to fall, tax-free money market instruments remained favorable relative to taxable instruments with comparable maturities and credit quality. The yields on VRDNs in general were consistently greater than 90% of the yields on taxable commercial paper with equivalent credit ratings and maturity dates. Prices on municipal securities maturing in one year, however, were falling, effecting a steepening of the yield curvevi on the short end. Short-term money managers were being selective, as the specter of new supply during the June season of note issuance, combined with the potential for future rate hikes by the Fed, weighed on their investment decisions.

Short-term tax-exempt issues rallied in June, as cash rolling over from coupon interest and maturities was invested into money funds. New issues were well received by the marketplace, as many money managers awash in cash became more aggressive in purchasing notes. The most notable new issue to date was the $3 billion Califor-

nia Economic Recovery variable-rate bonds, which were part of the bond referendum that received voter approval in March to help close a $12 billion gap in the state. On June 30th, the Fed raised its target for the overnight borrowing fed funds rate by 0.25% to 1.25%, marking the first increase since May 2000. The Fed’s statement reiterated that further increases could come at a “measured” pace, as long as infla-tion remains “relatively low.”

Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest, occurs in July of each year. Assets invested in tax-exempt money funds grew by approximately $35 billion as a result of the “July effect”.vii As the month progressed, the surge in cash led VRDN rates down further, while rates on taxable money market instruments inched higher in anticipation of the prospects for further Fed rate hikes.

On August 10th, the Fed raised its target for the overnight rate again by 25 basis pointsviii to 1.50%, reiterating its objective of accommodative monetary policy. They further increased the rate to 1.75% at their September meeting, after the end of the fund’s reporting period. Meanwhile, investors moved away from money funds into bonds, looking to obtain potentially higher returns, with the belief that the Fed might not raise rates near term as the pace of economic growth slows. In response, dealer-remarketing agents reset VRDN rates higher, hoping to stem the redemption tide. Crossover buyers, such as corporate cash accounts and taxable funds, bought VRDN’s to capitalize on the rate advantage.

National Economy

The fiscal situation of municipalities naturally influences their credit ratings. Looking at the fiscal picture over the past year, on a positive note, the National Conference of State Legislatures reported that U.S. states ended fiscal 2004 with higher balances in their coffers – an increase of approximately 50% percent compared to 2003. Furthermore, states closed an $84 billion budget gap in 2004, although this was due in part to $20 billion in federal assistance. Rainy day fund balances also rose modestly, while state budgets increased in the current fiscal year. However, we anticipate that states’ aggregate balances to potentially fall slightly in fiscal 2005 due to pent-up spending pressures. Furthermore, the growing federal budget deficit will likely reduce the prospects for state aid over the next several years and negatively impact municipal sectors that depend on federal subsidies, such as healthcare and multifamily housing.

In terms of the credit picture of municipalities, the number of states that Standard & Poor’six downgraded during the recent recession was 12, exceeding the 11 downgraded during the early 90s. But despite the increase in downgrades and expectations that balances in state coffers may potentially drop somewhat, typical credit ratings of municipal money market instruments have remained high, recently averaging “AA” (Standard & Poor’s rating/disclaimer needed, sourcing S&P.). Compared to other longer-term maturity categories of municipal fixed-income instruments, the municipal money market sector remains one of the most creditworthy of the sectors.

Summary

Short-term municipals have posted positive total returns, as investors continue to search for bonds amidst a dearth of secondary supply along with a lighter new issue calendar for 2004. Short-term fixed- rate note issuance is expected to total about $40 billion, as many states have not needed to tap the market as much as in years past. However, investors may take a more cautious approach ahead of potentially more rate increases by the Fed. Municipals continue to offer favorable after-tax (taxable equivalent) yields versus their fixed-income counterpart with similar maturities and credit quality for investors in middle- and higher-income tax brackets.

Thank you for your investment in CitiSM Tax Free Reserves. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Charles K. Bardes
Portfolio Manager

September 15, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iii	Variable rate demand notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

iv	The London Interbank Offered Rate (LIBOR) is the interest rate offered by a specific group of London banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for setting rates of some adjustable rate financial instruments, including Adjustable Rate Mortgages (ARMs).

v	Source: Federal Reserve Board.

vi	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

vii	Based upon approximations; sources include published reports based upon data from the Investment Company Institute.

viii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.

ix	Standard and Poor’s is a nationally recognized credit rating agency.

F U N D   FA C T S

Fund Objective

To provide its shareholders with high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
August 31, 1984	Distributed annually, if any

Net Assets as of 8/31/04	Benchmark**
$463.8 million	• iMoneyNet, Inc. General
Purpose Tax Free Money
Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

TA X   F R E E   R E S E RV E S   P O RT F O L I O

PORTFOLIO AT A GLANCE (Unaudited)

Investment Breakdown†

February 29, 2004

August 31, 2004

†As a percentage of total investments. Please note that Portfolio holdings are subject to change.

F U N D   E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi Tax Free Reserves	0.22%	$1,000.00	$1,002.20	0.65%	$3.27

(1)	For the six months ended August 31, 2004.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.

(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

F U N D   E X P E N S E S (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi Tax Free Reserves	5.00%	$1,000.00	$1,021.87	0.65%	$3.30

(1)	For the six months ended August 31, 2004.

(2)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

F U N D P E R F O R M A N C E
Total Returns (Unaudited)

		One	Five	Ten
All Periods Ended August 31, 2004		Year	Years*	Years*

Citi Tax Free Reserves Class N		0.41%	1.73%	2.37%
iMoneyNet, Inc. General Purpose Tax Free
Money Market Funds Average		0.40%	1.64%	2.31%
* Average Annual Total Return
7-Day Yields
Annualized Current	0.65%
Effective	0.65%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Tax Free Reserves Class N vs. iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average

As illustrated, Citi Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Tax Free Reserves
S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2004

ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)	$464,118,516
Receivable for shares of beneficial interest sold	439,860

Total Assets	464,558,376

LIABILITIES:
Payable for shares of beneficial interest repurchased	305,519
Dividends payable	188,855
Distribution/Service fees payable (Note 4)	101,241
Management fees payable (Note 3)	80,164
Accrued expenses and other liabilities	67,530

Total Liabilities	743,309

Total Net Assets for 463,851,611 Class N shares of beneficial interest outstanding	$463,815,067

NET ASSETS:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$4,638
Capital paid in excess of par value	463,846,973
Accumulated net realized loss from investment transactions	(36,544)

Total Net Assets	$463,815,067

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

Citi Tax Free Reserves
S TAT E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2004

INVESTMENT INCOME:
Income from Tax Free Reserves Portfolio	$5,238,215
Allocated net expenses from Tax Free Reserves Portfolio	(744,029)

Total Investment Income		$4,494,186

EXPENSES:
Management fees (Note 3)	1,487,383
Distribution/Service fees (Note 4)	1,239,486
Transfer agency services	74,816
Audit and legal	73,795
Blue sky fees	53,102
Shareholder communications	41,026
Custody and fund accounting fees	18,497
Trustees’ fees	9,236
Other	6,646

Total Expenses	3,003,987
Less: management fee waived (Note 3)	(525,507)

Net Expenses		2,478,480

Net Investment Income		2,015,706
Net Realized Loss on Investments from Tax Free Reserves Portfolio		(16,137)

Increase in Net Assets From Operations		$1,999,569

See Notes to Financial Statements.

Citi Tax Free Reserves
S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$2,015,706	$3,552,152
Net realized loss	(16,137)	(20,407)

Increase in Net Assets From Operations	1,999,569	3,531,745

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,015,706)	(3,552,152)
Net realized gains	—	(52,243)

Decrease in Net Assets From Distribution
to Shareholders	(2,015,706)	(3,604,395)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 5):
Net proceeds from sale of shares	571,579,205	581,032,106
Net asset value of shares issued for
reinvestment of distributions	206,853	364,623
Cost of shares repurchased	(641,937,997)	(598,685,276)

Decrease in Net Assets From Transactions
in Shares of Beneficial Interest	(70,151,939)	(17,288,547)

Decrease in Net Assets	(70,168,076)	(17,361,197)

NET ASSETS:
Beginning of year	533,983,143	551,344,340

End of year	463,815,067	$533,983,143

See Notes to Financial Statements.

Citi Tax Free Reserves
F I N A N C I A L H I G H L I G H T S

	Years Ended August 31,

CLASS N	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income
and net realized gains	0.00408	0.00665	0.01207	0.03010	0.03279
Distributions from net investment
income and net realized gains	(0.00408)	(0.00665)	(0.01207)	(0.03010)	(0.03279)

Net Asset Value, End of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$463,815	$533,983	$551,344	$517,969	$497,567
Ratios to Average Net Assets:
Expenses†#	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income†	0.41%	0.65%	1.19%	3.00%	3.27%
Total Return	0.41%	0.67%	1.21%	3.05%	3.33%
Note: If the Fund’s Manager and Manager of Tax Free Reserves Portfolio had not voluntarily waived all or a portion of their fees from the Fund, net investment income per share and ratios would have been as follows:
Net Investment Income Per Share	$0.00208	$0.00472	$0.00989	$0.02678	$0.03015
Ratios to Average Net Assets:
Expenses†	0.84%	0.84%	0.86%	0.97%	0.91%
Net investment income†	0.22%	0.46%	0.98%	2.68%	3.01%

† Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

#	The ratio of expenses to average net assets will not exceed 0.65% as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

Citi Tax Free Reserves

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S

1. Organization and Significant Accounting Policies

Citi Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 30% at August 31, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP)”.

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     C. FederalTaxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.

Citi Tax Free Reserves

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Continued)

     E. Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     F. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interest, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends

The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees

The management fees are computed at an annual amount of 0.30% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $1,487,383, of which $525,507 was voluntarily waived for the year ended August 31, 2004. The Manager serves as the Manager for the Portfolio, and receives management fees, before any waivers, at an annual rate of 0.20% of the Portfolio’s average daily net assets. Such waivers are voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees

The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $1,239,486 for the year ended August 31, 2004. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

Citi Tax Free Reserves

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Continued)

6. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2004	2003

Tax-exempt Income	$2,015,706	$3,552,267
Ordinary Income	—	52,128

Total distributions paid	$2,015,706	$3,604,395

On August 31, 2004, the Fund had a net capital loss carryforward of $20,600, of which $5,702 expires on August 31, 2011 and $14,898 expires on August 31, 2012. This amount will be available to offset like amounts of any future taxable gains.

As of August 31, 2004, there were no significant differences between the book and tax components of assets.

7. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Bene-fits under the Plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition, two other former Trustees elected to receive a lump sum payment under the plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 was $2,172.

8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange,

Citi Tax Free Reserves

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Continued)

had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

Citi Tax Free Reserves

R E P O RT   O F   I N D E P E N D E N T   R E G I S T E R E D   P U B L I C
A C C O U N T I N G   F I R M

To the Trustees and Shareholders of Citi Tax Free Reserves:

We have audited the accompanying statement of assets and liabilities of Citi Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business) trust as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits. The financial highlights for the year ended August 31, 2000 was audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Tax Free Reserves, as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

Citi Tax Free Reserves

A D D I T I O N A L   I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Citi Tax Free Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management (“CAM”)			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 61			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Rocket City		(biometric
			Enterprises (internet service		information
			company) (from 2000 to		management)
			2001); President, Catalyst		(since 2001;
			(consulting) (since 1984).		consultant
since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
CAM			former Chief Executive Officer,		Electric Power
399 Park Avenue			Radian International LLC		(electric
New York, NY 10022			(engineering) (from 1996 to		utility) (since
Age 67			1998), Member of Management		1999);
			Committee, Signature Science		Director,
			(research and development)		Valero Energy
			(since 2000).		(petroleum
refining)
(since 1999);
Director,
National
Instruments
Corp. tech-
nology) (since
1994 ).

Citi Tax Free Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President, Texas		Inc. (from
New York, NY 10022			A&M University (2002-2003);		1990 to 1999);
Age 66			former Dean Emeritus and		former Direc-
			Wiley Professor, Texas A&M		tor, First
			University (since 2001);		American
			former Dean and Professor of		Bank and
			Marketing, College and		Savings Bank
			Graduate School of Business		(from 1994 to
			of Texas A & M University		1999 ).
(from 1987 to 2001).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since 2002);
CAM			Principal/member, Balvan
399 Park Avenue			Partners (investment manage-
New York, NY 10022			ment) (since 2002); Chair-
Age 61			man, Chief Executive Officer
and Owner, Vantage Consult-
ing Group, Inc. (investment
advisory and consulting firm)
(since 1988); former Vice
Chairman and Chief Operating
Officer, Lindner Asset Man-
agement Company (mutual
fund company) (1999 to 2001);
former President and Director,
Delta Financial, Inc. (invest-
ment advisory firm) (from
1983 to 1999); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership) (1996
to 2001); former President,
Secretary and Owner, Phoenix
Trading Co. (commodity
trading advisory firm) (from
1997 to 2000).

Citi Tax Free Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operations Officer,		munications)
New York, NY 10022			General Media Communications		(since 1997);
Age 57			(from March 2003 to August		Director,
			2003); former Managing		eBank.com,
			Director, Fountainhead		Inc. (since
			Ventures, LLC (consulting)		1997); Direc-
			(from 1998 to 2002); former		tor, Andersen
			Secretary, Carint N.A.		Calhoun, Inc.
			(manufacturing) (1988-2002);		(assisted
			former Treasurer, Hank Aaron		living) (since
			Enterprises (fast food franchise)		1987); former
			(from 1985 to 2001); Chairman,		Director,
			Gross, Collins PCHLB		Charter Bank,
			(accounting firm) (since 1979);		Inc. (from
			Treasurer, Coventry Limited,		1987 to 1997);
			Inc. (since 1985).		former Direc
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC (investment consulting)		(currently
399 Park Avenue			(since 1990).		supervises 12
New York, NY10022					investment
Age 53					companies
in fund com-
plex) (since
1990).

Citi Tax Free Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare, Inc.
399 Park Avenue					(information
New York, NY 10022					technology)
Age 63					(from 1985 to
2003); Direc-
tor, Digital
Net Holdings,
Inc. (since
2003 ).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of	Chairman	N/A
CAM	President,		Citigroup Global Markets	of the
399 Park Avenue	and Chief		(“CGM”) (since 1996);	Board,
New York, NY 10022	Executive		Chairman, President, and	Trustee or
Age 53	Officer		Chief Executive Officer of	Director
			Smith Barney Fund	of 220
Management LLC (“SBFM”),
Travelers Investment
Advisers, Inc. (“TIA”) and
Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to
2001) and Smith Barney
Growth and Income Fund
(from 1996 to 2000).

Citi Tax Free Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of CAM; Chief	N/A	N/A
CAM	Vice		Administrative Officer of
125 Broad Street	President		mutual funds associated with
New York, NY 10004	and		Citigroup; Head of
Age 47	Chief		International Funds
	Adminis-		Administration of CAM (from
	trative		2001 to 2003); Director of
	Officer		Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup
(from 2002 to 2004).
Andrew Beagley	Chief Anti-	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Money		Director of Compliance, North
399 Park Avenue	Laundering		America, CAM (since 2000);
4th Floor	Compliance		Chief Anti-Money Laundering
New York, NY 10022	Officer		Compliance Officer, Chief
Age 40			Compliance Officer and Vice
	Chief	Since 2004	President of certain mutual
	Compliance		funds associated with Citigroup;
	Officer		Director of Compliance, Europe,
the Middle East and Africa,
Citigroup Asset Management
(from 1999 to 2000); Com-
pliance Officer, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.,
Salomon Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999).
Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with Citigroup;
New York, NY 10004			Assistant Controller of CAM
Age 40			(from 2002 to 2004).

Citi Tax Free Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for CAM (since
Stamford, CT 06902	Officer		1994); Secretary of certain
Age 48			mutual funds associated
with Citigroup; Chief Legal
Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Manager and certain of its affiliates.

TA X   I N F O R M AT I O N (Unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended August 31, 2004 qualify as tax-exempt dividends for federal income tax purposes.

Please retain this information for your records.

Tax Free Reserves Portfolio	August 31, 2004
S C H E D U L E O F I N V E S T M E N T S
	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts) — 12.0%

Allegheny County,
Pennsylvania, Hospital
Development Authority
Revenue,
1.75% due 5/1/05	$6,740	$6,746,607
Chicago, Illinois, O’Hare
International Airport
Revenue,
6.00% due 1/1/05	2,165	2,200,680
Detroit, Michigan, Sewer
Disposal Revenue*,
1.55% due 7/1/31	17,000	17,000,000
Georgia State, Road &
Tollway Authority,
2.25% due 10/1/04	8,515	8,523,096
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.05% due 3/1/05	17,000	17,000,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.73% due 7/5/05	10,000	10,000,000
Maryland State
Community
Development
Administration, AMT,
1.25% due 12/21/04	3,500	3,500,000
Maryland State
Department of
Transportation,
3.00% due 12/15/04	5,000	5,029,207
Metropolitan
Government,
Nashville and
Davidson County,
Tennessee, Health
and Educational
Facility Board,
1.65% due 8/3/05	6,000	6,000,000
Michigan State Housing
Development
Authority, AMT,
1.20% due 12/15/04	9,000	9,000,000
Minnesota State Housing
Finance Agency, AMT,
1.20% due 12/23/04	8,000	8,000,000
Montana State,
1.20% due 3/1/05	9,250	9,250,000
Old Rochester,
Massachusetts,
Regional School
District,
2.00% due 2/18/05	15,000	15,058,685
Plaquemines, Louisiana,
Port Harbor &
Terminal Facilities
Revenue,
1.75% due 9/1/05	$6,000 $	$6,011,820
Temple University of the
Commonwealth
System of Higher
Education, Pennsylvania,
2.25% due 5/2/05	3,500	3,522,548
Texas State Public
Finance Authority
Revenue,
1.10% due 9/22/04	25,000	25,000,000
University of South
Carolina, Athletic
Facilities Revenue,
2.00% due 3/18/05	11,610	11,672,332
Vermont Educational
and Health Buildings
Financing Agency,
1.10% due 11/1/04	9,900	9,900,000
Washington County,
Pennsylvania, Hospital
Authority Revenue,
2.25% due 7/1/05	8,835	8,874,781

		182,289,756

Bond, Revenue,Tax,Tax & Revenue
Anticipation Notes & Cash Anticipation
Certificate — 11.8%

Essex County,
New Jersey, BANs,
2.00% due 11/4/04	42,000	42,058,031
Hudson, Massachusetts,
BANs,
2.00% due 5/13/05	20,000	20,102,996
Iowa School Corps,
Cash Anticipation
Certificate
due 6/30/05	40,000	40,459,040
Milton, Massachusetts,
BANs,
2.00% due 10/29/04	36,000	36,054,345
Sacramento County,
California,Tax &
TRANs,
3.00% due 7/11/05	10,000	10,113,849
Saint Louis, Missouri,
General Fund
Revenue,TRANs,
3.00% due 6/28/05	5,000	5,056,602
Tyngsborough,
Massachusetts, BANs,
2.00% due 11/4/04	24,908	24,948,072

		178,792,935

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds
& Notes — 5.8%

Chicago, Illinois,
1.05% due 12/9/04	$12,000	$12,000,000
Connecticut State,
2.00% due 3/1/05	14,000	14,068,153
Framingham,
Massachusetts,
2.75% due 3/1/05	7,570	7,618,399
Georgia State,
2.00% due 3/1/05	3,020	3,034,404
Mecklenberg County,
North Carolina,
2.00% due 2/1/05	16,000	16,060,338
Michigan State,
2.00% due 9/30/04	15,000	15,012,085
New Britain, CT,
2.00% due 4/8/05	12,000	12,055,343
Philadelphia,
Pennsylvania,
School District,
3.00% due 6/30/05	7,500	7,584,873

		87,433,595

Variable Rate Demand Notes* — 66.5%

ABN-Amro Munitops
Certificates Trust,
due 4/5/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust, AMT
due 7/5/06	9,000	9,000,000
ABN-Amro Munitops
Certificates Trust,
due 3/7/07	4,000	4,000,000
ABN-Amro Munitops
Certificates Trust,
due 7/4/07	5,000	5,000,000
ABN-Amro Munitops
Certificates Trust,
due 9/1/09	4,965	4,965,000
ABN-Amro Munitops
Certificates Trust,
due 12/1/09	15,000	15,000,000
ABN-Amro Munitops
Certificates Trust,
due 2/1/11	8,590	8,590,000
Akron Bath Copley,
Ohio, Hospital
District Revenue,
due 11/1/34	15,000	15,000,000
Alaska State Housing
Finance Corp.,
due 6/1/07	11,850	11,850,000

Arapahoe County,
Colorado, Water &
Wastewater Revenue,
due 6/1/08	$4,720	4,720,000
Atlanta, Georgia,
Airport Revenue,
due 1/1/30	35,500	35,500,000
Atlanta, Georgia, Water
& Wastewater
Revenue,
due 11/1/33	6,000	6,000,000
Calcasieu Parish,
Louisiana, Industrial
Development Board,
AMT,
due 6/1/25	3,400	3,400,000
California Housing
Finance Agency
Revenue, AMT,
due 2/1/32	6,300	6,300,000
Charleston, South
Carolina, Waterworks
and Sewer Revenue,
due 1/1/33	8,000	8,000,000
Chattanooga,Tennessee,
Health Education and
Housing,
due 11/1/18	10,000	10,000,000
Chicago, Illinois,
due 1/1/23	29,996	29,996,000
Chicago, Illinois,
Multi-Family Housing
Revenue,
due 7/15/39	12,000	12,000,000
Chicago, Illinois, O’Hare
International Airport
Revenue,
due 9/11/09	1,330	1,330,000
Chicago, Illinois, O’Hare
International Airport
Revenue,
due 7/1/10	17,150	17,150,000
Cincinnati, Ohio, City
School District,
due 6/1/10	3,855	3,855,000
Clarksville,Tennessee,
Public Building
Authority,
due 7/1/31	4,210	4,210,000
Clarksville,Tennessee,
Public Building
Authority,
due 7/1/34	1,300	1,300,000
Cleveland, Cuyahoga
County, Ohio,
due 1/1/33	20,000	20,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 66.5% (cont’d.)

Delaware State
Economic
Development
Authority,
due 12/1/15	$25,000	$25,000,000
Detroit, Michigan, City
School District,
due 5/1/11	1,750	1,750,000
District of Columbia
Revenue,
due 3/1/28	2,680	2,680,000
Du Page County, Illinois,
due 4/1/30	9,700	9,700,000
Du Page County, Illinois,
due 10/15/38	15,000	15,000,000
Elmhurst, Illinois,
due 7/1/18	3,800	3,800,000
Everett, Washington,
due 12/1/21	2,600	2,600,000
Forsyth County,
Georgia, Development
Authority Revenue,
due 9/1/25	5,000	5,000,000
Franklin County, Ohio,
Hospital Revenue,
due 11/1/25	21,955	21,955,000
Franklin County, Ohio,
Hospital Revenue,
due 11/1/33	20,000	20,000,000
Fulton County, Georgia,
Development
Authority Revenue,
due 12/1/12	2,000	2,000,000
Georgia Municipal Gas
Authority,
due 1/1/08	56,185	56,185,000
Golden State Tobacco
Securitization,
due 6/1/33	6,000	6,000,000
Greeneville,Tennessee,
Health & Educational
Facilities Board
Revenue, AMT
due 8/1/32	20,000	20,000,000
Gulf Coast Waste
Disposal Authority,
Texas Pollution
Control Revenue,
due 5/1/23	4,300	4,300,000
Gwinnett County,
Georgia, Hospital
Authority Revenue,
due 7/1/32	10,000	10,000,000
Gwinnett County,
Georgia, Industrial
Development
Revenue,
due 5/1/22	$10,000	$10,000,000
Harris County,Texas,
Health Facilities
Development,
due 9/1/31	1,500	1,500,000
Hillsborough County,
Florida, School Board,
due 1/1/12	7,000	7,000,000
Illinois Housing
Development
Authority, AMT
due 5/1/27	8,920	8,920,000
Illinois Housing
Development
Authority, AMT
due 8/1/34	7,000	7,000,000
Illinois State,
due 11/1/16	10,355	10,355,000
Indiana State
Development
Finance Authority,
Environmental
Revenue, AMT
due 8/1/39	11,000	11,000,000
Los Angeles, California,
Water & Power
Revenue,
due 7/1/35	3,000	3,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
due 2/15/17	10,000	10,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
due 4/1/29	8,600	8,600,000
Maine Health and
Higher Educational
Facilities,
due 7/1/19	2,460	2,460,000
Maine State Housing
Authority Mortgage
Purchase,
due 5/15/07	5,540	5,540,000
Manatee County, Florida,
Housing Finance
Authority, AMT
due 1/15/37	10,000	10,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 66.5% (cont’d.)

Maryland State Health
and Higher
Educational Facilities
Authority,
due 7/1/23	$11,805	$11,805,000
Massachusetts State,
due 1/1/17	14,425	14,425,000
Massachusetts State,
due 8/1/19	21,295	21,295,000
Massachusetts State
Health and
Educational Facilities,
due 7/1/29	6,280	6,280,000
Massachusetts State
Industrial Finance
Agency,
due 11/1/25	1,855	1,855,000
Memphis,Tennessee,
Electrical System
Revenue,
due 12/1/10	9,250	9,250,000
Memphis,Tennessee,
Electrical System
Revenue,
due 12/1/11	19,485	19,485,000
Metropolitan
Government,
Nashville and
Davidson County,
Tennessee, Health
and Educational
Facility Board,
due 10/1/32	145	145,000
Metropolitan
Transportation
Authority, New York,
Revenue,
due 11/1/34	10,000	10,000,000
Michigan State,
due 9/15/08	14,000	14,000,000
Milwaukee, Wisconsin,
Redevelopment
Authority,
Multi-Family Housing
Revenue,
due 12/1/30	1,000	1,000,000
Minnesota State Higher
Education Facilities
Authority Revenue,
due 10/1/30	2,200	2,200,000
Minnetonka, Minnesota,
Multi-Family Housing
Revenue,
due 11/15/31	5,000	5,000,000
Missouri State, Health
and Educational
Facilities Revenue,
due 6/1/26	$6,585	$6,585,000
Montgomery County,
Tennessee, Public
Building Authority
Pooled Financing
Revenue,
due 7/1/34	7,000	7,000,000
Morristown,Tennessee,
Industrial
Development
Board, AMT,
due 2/1/15	4,250	4,250,000
Murray City, Utah,
Hospital Revenue,
due 5/15/36	11,000	11,000,000
New Hanover County,
North Carolina,
due 3/1/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/1/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/1/16	2,250	2,250,000
New York State Local
Government
Assistance Corp,
due 4/1/21	200	200,000
North Carolina Capital
Facilities Finance
Agency,
due 9/1/31	1,100	1,100,000
North Carolina Medical
Care Commission,
due 6/1/30	25,000	25,000,000
Oakland, California,
due 1/15/32	4,100	4,100,000
Ohio State Air Quality
Development
Authority Revenue,
AMT,
due 6/1/24	9,000	9,000,000
Palm Beach County,
Florida, Health
Facilities Authority
Revenue,
due 12/1/31	1,400	1,400,000
Pennsylvania Housing
Finance Agency, AMT
due 4/1/34	25,000	25,000,000
Pennsylvania State,
due 12/1/08	6,745	6,745,000
Pennsylvania State
Turnpike Commission,
due 6/1/11	4,995	4,995,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 66.5% (cont’d.)

Rhode Island State
Health and
Educational Building
Corp.,
due 10/1/31	$2,700	$2,700,000
Rhode Island State
Industrial Facilities
Corp., AMT,
due 11/1/05	1,060	1,060,000
Rockdale County,
Georgia, Hospital
Authority,
due 10/1/33	14,700	14,700,000
Roswell, Georgia,
Multi-Family Housing
Authority,
due 8/1/27	2,500	2,500,000
Sevier County,
Tennessee, Public
Building Authority,
due 6/1/17	1,125	1,125,000
South Carolina
Education Facilities
Authority,
due 12/1/22	9,700	9,700,000
South Carolina Jobs
Economic
Development
Authority,
due 11/1/31	46,400	46,400,000
South Carolina
Transportation
Infrastructure
Revenue,
due 10/1/21	2,495	2,495,000
South Dakota Housing
Development
Authority,
due 5/1/34	27,000	27,000,000
South Dakota State
Health and
Educational Facilities
Authority,
due 9/1/27	22,800	22,800,000
Stevenson, Alabama,
Industrial
Development,
Board Revenue, AMT,
due 2/1/34	15,000	15,000,000
Tarrant County,Texas,
Health Facilities
Development,
due 11/15/26	915	915,000
University of Toledo,
Ohio,
due 6/1/32	9,000	9,000,000
Verona, Wisconsin,
Industrial
Development
Revenue,
due 5/1/24	$5,500	$5,500,000
Virginia College
Building Authority,
due 9/1/18	4,970	4,970,000
Washington State,
due 1/1/09	3,300	3,300,000
Washington State
Housing Finance
Revenue,
due 1/15/38	5,250	5,250,000
Washington State
Public Power Supply,
due 1/1/05	6,700	6,700,000
Washington State
Public Power Supply,
due 7/1/07	9,600	9,600,000
William S. Hart Union
High School District,
California,
due 1/15/25	7,165	7,165,000
Wisconsin Housing &
Economic
Development
Authority, Home
Ownership Revenue,
AMT
due 9/1/35	10,000	10,000,000
Wisconsin State Health
& Educational
Facilities Authority
Revenue,
due 12/1/29	11,900	11,900,000
Wyoming Building
Corporation
Revenue,
due 10/1/18	2,900	2,900,000

		1,007,056,000

Total Investments,
at Amortized Cost
Other Assets,	96.1%	$1,455,572,286
Less Liabilities	3.9	59,680,025

Net Assets	100.0%	$1,515,252,311

AMT — Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand
feature under which the Fund could tender
them back to the issuer on no more than
7 days notice.

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
August 31, 2004

ASSETS:
Investments, at amortized cost (Note 1A)	$1,455,572,286
Cash	797,505
Receivable for securities sold	77,282,929
Interest receivable	5,079,842

Total Assets	1,538,732,562

LIABILITIES:
Payable for securities purchased	23,011,820
Management fees payable (Note 2)	171,435
Accrued expenses and other liabilities	296,996

Total Liabilities	23,480,251

Total Net Assets	$1,515,252,311

REPRESENTED BY:
Capital paid in excess of par value	$1,515,252,311

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S TAT E M E N T O F O P E R AT I O N S
For the Year Ended August 31, 2004

INTEREST (NOTE 1):		$17,411,962

EXPENSES
Management fee (Note 2)	$3,302,870
Custody and fund accounting fees	343,987
Audit and legal	93,453
Trustees’ fees	81,455
Other	3,389

Total Expenses	3,825,154
Less: management fee waived (Note 2)	(1,342,971)
fees paid indirectly (Note 1)	(2,519)

Net Expenses		2,479,664

Net Investment Income		14,932,298
Net Realized Loss From Investment Transactions		(43,456)

Increase in Net Assets From Operations		$14,888,842

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$14,932,298	$17,674,827
Net realized loss	(43,456)	(62,203)

Increase in Net Assets From Operations	14,888,842	17,612,624

CAPITAL TRANSACTIONS:
Proceeds from contributions	6,546,018,606	4,803,864,491
Value of withdrawals	(6,556,217,111)	(4,776,289,886)

Increase (Decrease) in Net Assets
From Capital Transactions	(10,198,505)	27,574,605

Increase in Net Assets	4,690,337	45,187,229

NET ASSETS:
Beginning of year	1,510,561,974	1,465,374,745

End of year	$1,515,252,311	$1,510,561,974

See Notes to Financial Statements.

Tax Free Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

		Years Ended August 31,

	2004	2003	2002	2001	2000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$1,515,252	$1,510,562	$1,465,375	$752,379	$675,492
Ratios to Average Net Assets:
Expenses†	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses after fees paid indirectly	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.90%	1.14%	1.64%	3.48%	3.77%
Total Return	0.91%	1.17%	1.72%	3.56%	3.84%
Note: If the Portfolio’s Manager had not voluntarily waived all or a portion of its fees from the Portfolio, and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:
Ratios to Average Net Assets:
Expenses	0.23%	0.24%	0.24%	0.29%	0.29%
Net investment income	0.82%	1.05%	1.55%	3.34%	3.63%

† The ratio of expenses to average net assets will not exceed 0.15% as a result of a voluntary expenselimitation, which may be terminated at any time.

See Notes to Financial Statements.

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted acounting principles (”GAAP”):

     A. Valuation of Investments. Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. IncomeTaxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so that an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Use of Estimate. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     F. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $3,302,870, of which $1,342,971 was

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S  (Continued)

voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $13,905,773,658 and $13,935,164,687, respectively, for the year ended August 31, 2004.

4. Federal Income Tax Basis of Investment Securities

The cost of investment securities owned at August 31, 2004, for federal income tax purposes, amounted to $1,455,572,286.

5.Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement ben-efit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan during this period. The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2004 was $58,368.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Portfolio’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S  (Continued)

exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affil-iate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Portfolio. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Portfolio did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

Tax Free Reserves Portfolio
R E P O RT   O F   I N D E P E N D E N T    R E G I S T E R E D    P U B L I C
A C C O U N T I N G   F I R M

To the Trustees and Investors of
Tax Free Reserves Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 was audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

Tax Free Reserves Portfolio

A D D I T I O N A L   I N F O R M AT I O N (Unaudited)

     Information about the Trustees and Officers of the Portfolio can be found on pages 20 through 25 of this report.

INVESTMENT MANAGER (OF TAX	TRUSTEES
FREE RESERVES PORTFOLIO)	Elliott J. Berv
Citi Fund Management Inc.	Donald M. Carlton
100 First Stamford Place	A. Benton Cocanougher
Stamford, CT 06902	Mark T. Finn
R. Jay Gerken, CFA*
DISTRIBUTOR	Chairman
Citigroup Global Markets Inc.	Stephen Randolph Gross
Diana R. Harrington
TRANSFER AGENT	Susan B. Kerley
Citicorp Trust Bank, fsb.	Alan G. Merten
125 Broad Street, 11th Floor	R. Richardson Pettit
New York, NY 10004
OFFICERS*
SUB-TRANSFER AGENT	R. Jay Gerken, CFA
PFPC Inc.	President and
P.O. Box 9699	Chief Executive Officer
Providence, RI 02940-9699	Andrew B. Shoup
Senior Vice President and
SUB-TRANSFER AGENT AND	Chief Administrative Officer

CUSTODIAN	Frances M. Guggino
State Street Bank and Trust Company	Chief Financial Officer
225 Franklin Street	and Treasurer
Boston, MA 02110
Andrew Beagley
Chief Anti-Money Laundering
INDEPENDENT REGISTERED	Compliance Officer and
PUBLIC ACCOUNTING FIRM	Chief Compliance Officer
KPMG LLP
757 Third Avenue	Wendy S. Setnicka
New York, NY 10017	Controller

LEGAL COUNSEL	Robert I. Frenkel
Bingham McCutchen LLP	Secretary and Chief Legal Officer
150 Federal Street
Boston, MA 02110
_________
*Affiliated Person of Investment Manager

CitiFunds Trust III

Citi Tax Free Reserves

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Tax Free Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFA/RTF/804
04-7270

Annual Report

CitiSM New York Tax Free Reserves August 31, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter from the Chairman	1

Manager Overview	3

Fund Facts	8

Fund at a Glance	9

Fund Expenses	10

Fund Performance	12

Schedule of Investments	13

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	20

Notes to Financial Statements	21

Report of Independent Registered Public Accounting Firm	25

Additional Information	26

Tax Information	32

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The Federal Reserve Bank’s (“Fed”) monetary policy committee moved short-term interest rates higher over the 12 months ending August 31, 2004. It raised its target for the federal funds rate[i] from a four-decade low of 1.00% at the start of the period to 1.25% in June, and then increased it again by another 0.25% point on August 10, 2004. Following the end of the fund’s reporting period, at its September meeting, the Fed once again increased its target for the federal funds rate to 1.75% . Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between that growth and the inflation that generally can accompany it.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Inflation and job growth picked up during the year. Earlier in the period, the rate of gross domestic product (“GDP”)ii growth rose sig-nificantly from its levels in early 2003. Although GDP growth tapered off toward the end of the period versus prior levels within the past year, it remained above its quarterly rate during the first half of last year. Money market yields fluctuated during the year.

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citi-group has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and

1

transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Cit-igroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 14, 2004

2

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2004, the seven-day current yield for Citi New York Tax Free Reserves was 0.66% and its seven-day effective yield, which reflects compounding, was 0.67% .

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.57% and the seven-day effective yield would have been 0.58% . The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that these yields represent past performance, and is no guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

CHARLES K. BARDES Portfolio Manager

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During the first half of the 12-month period ended August 31, 2004, many investors continued to favor money market instruments amid the uncertain prospects for the U.S. economy, concerns about terrorism and stock market volatility. As the new year commenced, short-term rates fell due to technical factors arising from the “January effect.” The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon

CITISM NEW YORK TAX FREE RESERVES
YIELDS AS OF AUGUST 31, 2004 (Unaudited)

Seven-day current yield	0.66%
Seven-day effective yield	0.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.57% and the seven-day effective yield would have been 0.58% .

3

interest chasing a dearth of supply. The Bond Market Association Municipal Swap Index, a benchmark for rates on tax-exempt municipal securities, remained near historical lows. Nevertheless, money market funds continued to experience subscriptions, as uncertainty surrounding the economic landscape caused many investors to keep assets in safer havens, such as U.S. Treasuries and money market funds.

January’s Fed Beige Book report, the summary of commentary on current economic conditions by the Fed, was relatively tame in that growth continued to be modest with almost no change in the labor market conditions and no significant inflationary pressure. February was a slower month for tax-exempt money market instruments, yet rates on Variable Rate Demand Notes (“VRDNs”),iii short-term tax-exempt instruments whose rates reset daily or weekly, remained in a tight band.

Investors, content with staying in cash equivalents for the time being, continued to focus on the news regarding geopolitical concerns as well as the domestic economic forecast.

April is usually characterized by the expectation that investors will redeem cash from money market funds to pay taxes. Dealers traditionally adjust yields higher on VRDN’s in hopes of minimizing activity by money funds needing to raise cash. Tax-free money funds experienced approximately $3 billion in redemptions during income tax season. The market reacted with a showing of still higher rates, with the Bond Market Association’s benchmark rate approaching 95% of that of the one-month LIBOR.iv Moreover, economic releases continued to fuel the expectation that the recovery, coupled with the potential rise in inflation, might prompt the Fed to begin to increase borrowing rates.

At the Federal Open Market Committee meeting on May 4th, the Fed bankers voted to keep the overnight interbank-lending rate (“federal funds ratei”) at 1.00% . Minutes of the meeting cited changes to the Committee’s previous stance, however, stating, “The committee believes that policy accommodation can be removed at a pace that is likely to be measured.”v

As the bond market continued to fall, tax-free money market instruments remained favorable relative to taxable instruments with comparable maturities and credit quality; the yields on VRDNs in general were consistently greater than 90% of the yields on taxable commercial paper with equivalent credit ratings and maturity dates. Prices on municipal securities maturing in one year, however, were falling, effecting a steepening of the yield curvevi on the short end. Short-term money managers were being selective, as the specter of new supply during the June season of note issuance, combined with the potential for future rate hikes by the Fed, weighed on their investment decisions.

Short-term tax-exempt issues rallied in June, as cash rolling over from coupon interest and maturities was invested into money funds. New issues were well received by the marketplace, as many money managers awash in cash became more aggressive in purchasing notes. The most notable new issue to date was the $3 billion Califor-

4

nia Economic Recovery variable-rate bonds, which were part of the bond referendum that received voter approval in March to help close a $12 billion gap in the state. On June 30th, the Fed raised its target for the overnight borrowing fed funds rate by 0.25% to 1.25%, marking the first increase since May 2000. The Fed’s statement reiterated that further increases could come at a “measured” pace, as long as infla-tion remains “relatively low.”

Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest, occurs in July of each year. Assets invested in tax-exempt money funds grew by approximately $35 billion as a result of the “July effect”.vii As the month progressed, the surge in cash led VRDN rates down further, while rates on taxable money market instruments inched higher in anticipation of the prospects for further Fed rate hikes.

On August 10th, the Fed raised its target for the overnight rate again by 25 basis pointsviii to 1.50%, reiterating its objective of accommodative monetary policy. They further increased the rate to 1.75% at their September meeting, after the end of the fund’s reporting period. Meanwhile, investors moved away from money funds into bonds, looking to obtain potentially higher returns, with the belief that the Fed might not raise rates near term as the pace of economic growth slows. In response, dealer-remarketing agents reset VRDN rates higher, hoping to stem the redemption tide. Crossover buyers, such as corporate cash accounts and taxable funds, bought VRDN’s to capitalize on the rate advantage.

The State of New York

As of the end of August, fixed-income obligations of the State were rated Aix and A2x.

For the 20th consecutive year, the State of New York has failed to enact a timely budget; 2004 will go on record as the longest impasse in an election year. The state government has operated through emergency spending bills since the legislature recessed in June.

Budget negotiations this year have been unusually protracted because of the New York State Court of Appeals’ order that the state overhaul its system for financing education by July 30th. Failing that, the court may potentially appoint a special master to devise a better system for New York City’s schools alone. Governor Pataki, Senate Majority Leader Bruno and Assembly Speaker Silver have each proposed a plan to address the Court’s concern; the price tags for these plans are $8 billion, $6.3 billion and $7.3 billion respectively.xi The plans rely on various proportions of local, state and federal aid as well as gaming revenue to finance the spending increase.

At the start of the new fiscal year in April, the budget director announced that New York ended fiscal 2004 with a $260 million surplus, on target with its projections. However, the results were largely attributable to approximately $1 billion in Federal Medicaid aid and $645 million in federal revenue sharing received after last year’s budget was adopted.

5

The State’s chief economist reports that employers, particularly in New York City, central New York, and the capital region added 66,800 jobs from June 2003 through June 2004. The job growth in terms of percent was approximately 1.1% for New York City, 1.1% in the suburbs, and 0.7% upstate. Private employment nationwide grew slightly faster, at 1.4% . July marked the 11th consecutive month of job gains.

On another positive note, the state’s tax revenue has increased sharply in the first few months of the new fiscal year, although some of the gains are attributable to temporary tax increases. The state comptroller reports that personal income tax in April and May increased by 41%, or $1.6 billion, while total receipts increased by a more modest 9%.

Summary

Short-term municipals have posted positive total returns, as investors continue to search for bonds amidst a dearth of secondary supply along with a lighter new issue calendar for 2004. Short-term fixed-rate note issuance is expected to total about $40 billion, as many states have not needed to tap the market as much as in years past. However, investors may take a more cautious approach ahead of potentially more rate increases by the Fed. Municipals continue to offer favorable after-tax (taxable equivalent) yields versus their fixed-income counterpart with similar maturities and credit quality for investors in middle- and higher-income tax brackets.

Thank you for your investment in Citi New York Tax Free Reserves. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Charles K. Bardes
Portfolio Manager

September 14, 2004

6

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iii	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
iv	The London Interbank Offered Rate (LIBOR) is the interest rate offered by a specific group of Lon-
don banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for setting rates of some adjustable rate financial instruments, including Adjustable Rate Mortgages (ARMs).
v	Source: Federal Reserve Board.
vi	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
vii	Based upon approximations; sources include published reports based upon data from the Investment
Company Institute.
viii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
ix	Fitch Ratings. Fitch Ratings is a nationally recognized credit rating agency.
x	Moody’s Investor Service. Moody’s Investor Service is a nationally recognized credit rating agency.
xi	Sources include the State of New York and “Campaign for Fiscal Equity” under Joseph Bruno of the
New York State Senate.

7

F U N D   F A C T S

Fund Objective

To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
November 4, 1985	Distributed annually, if any

Net Assets as of 8/31/04	Benchmark**
$1,064.1 million	• iMoneyNet, Inc. New York Tax
Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

8

C I T I   N E W   Y O R K   T A X   F R E E   R E S E R V E S

FUND AT A GLANCE (Unaudited)

Investment Breakdown†

February 29, 2004

August 31, 2004

† As a percentage of total investments. Please note that Fund holdings are subject to change.

9

F U N D   E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi New York
Tax Free Reserves	0.21%	$1,000.00	$1,002.10	0.65%	$3.27

(1)	For the six months ended August 31, 2004.

(2)	Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.

(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fis- cal half-year, then divided by 366.

10

F U N D   E X P E N S E S (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi New York
Tax Free Reserves	5.00%	$1,000.00	$1,021.87	0.65%	$3.30

(1)	For the six months ended August 31, 2004.

(2)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

11

F U N D   P E R F O R M A N C E
Total Returns (Unaudited)

	One	Five	Ten
All Periods Ending August 31, 2004	Year	Years*	Years*

Citi New York Tax Free Reserves Class N	0.42%	1.65%	2.30%
iMoneyNet, Inc. New York Tax Free
Money Market Funds Average	0.40%	1.64%	2.25%
* Average Annual Total Return

7-Day Yields
Annualized Current	0.66%
Effective	0.67%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi New York Tax Free Reserves Class N vs. iMoneyNet, Inc. New York Tax Free Money Market Funds Average

As illustrated, Citi New York Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. New York Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

12

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts) — 7.3%

New York State,
1.03% due 10/1/04	$15,300	$15,300,000
New York State Energy,
Research &
Development,
1.20% due 12/1/04	39,900	39,900,000
New York State Energy
and Research
Development,
1.08% due 3/15/05	22,075	22,084,317

		77,284,317

Bond, Revenue,Tax,Tax & Revenue
Anticipation Notes & General Obligation
Bonds & Notes — 9.9%

Chenango, NY, Central
School District, BANs,
3.00% due 6/24/05	27,025	27,294,130
Farmingdale, NY, Union
Free School District,
TANs,
3.00% due 6/29/05	3,000	3,035,797
Huntington, NY, Union
Free School District,
TANs,
3.00% due 6/29/05	2,000	2,024,609
Merrick, NY, Union
Free School District,
BANs,
2.00% due 3/10/05	7,350	7,387,878
Nassau County, NY,
TANs,
2.00% due 10/15/04	10,000	10,010,352
North Hempstead, NY,
BANs,
2.00% due 2/3/05	3,000	3,011,170
North Syracuse, NY,
Central School
District, RANs,
3.00% due 6/24/05	5,950	6,009,254
Northport East, NY, Union
Free School District,
TANs,
3.00% due 6/30/05	14,500	14,686,207
Oceanside, NY, Union
Free School District,
TANs,
3.00% due 6/23/05	12,900	13,043,647
Oneida County, NY,
BANs,
2.00% due 4/27/05	10,069	10,126,777
Suffolk County, NY,
Southwest Sewer
District, G.O.,
6.00% due 2/1/05	$2,000	$2,041,539
Tompkins County, NY,
BANs,
1.75% due 3/11/05	6,418	6,442,670

		105,114,030

Variable Rate Demand Notes* — 82.7%

ABN-AMRO Munitops
Certificates Trust,
due 2/8/06	21,402	21,402,000
ABN-AMRO Munitops
Certificates Trust,
due 4/15/06	3,030	3,030,000
ABN-AMRO Munitops
Certificates Trust,
due 3/7/07	7,561	7,561,000
ABN-AMRO Munitops
Certificates Trust,
due 5/2/07	27,565	27,565,000
Babylon, NY, Industrial
Development Agency,
due 7/1/14	500	500,000
Capital District Regional
Off Track Betting,
due 2/1/31	4,500	4,500,000
Hempstead, NY, Industrial
Development Agency
Revenue, AMT,
due 9/15/15	5,050	5,050,000
Jay Street, NY,
Development Corp.,
due 5/1/20	3,300	3,300,000
Long Island Power
Authority, NY,
due 4/1/10	4,600	4,600,000
Long Island Power
Authority, NY,
due 4/1/25	21,400	21,400,000
Metropolitan Transit
Authority, NY,
due 11/15/18	6,885	6,885,000
Metropolitan Transit
Authority, NY,
due 11/15/25	14,000	14,000,000
Metropolitan Transit
Authority, NY,
due 11/1/26	8,200	8,200,000
Metropolitan Transit
Authority, NY,
due 11/1/32	10,000	10,000,000
Metropolitan Transit
Authority, NY,
due 11/1/34	18,000	18,000,000

13

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 82.7%
(cont’d.)

Municipal Securities
Trust Certificates,
due 12/2/14	$7,000	$7,000,000
Nassau County, NY,
Interim Finance
Authority,
due 11/15/22	14,845	14,845,000
New York City, NY,
due 2/1/15	4,995	4,995,000
New York City, NY,
due 2/15/16	9,010	9,010,000
New York City, NY,
due 6/1/17	7,175	7,175,000
New York City, NY,
due 6/1/22	2,000	2,000,000
New York City, NY,
due 11/1/24	3,000	3,000,000
New York City, NY,
Housing Development,
due 7/1/35	37,795	37,795,000
New York City, NY,
Housing Development,
92 + First, AMT,
due 12/1/36	4,000	4,000,000
New York City, NY,
Housing Development,
AMT,
due 12/1/36	10,500	10,500,000
New York City, NY,
Housing Development
Atlantic Courts Apts.,
AMT,
due 12/1/36	20,000	20,000,000
New York City, NY,
Housing Development,
Brittany Development,
AMT,
due 6/15/29	19,100	19,100,000
New York City, NY,
Housing Development,
Columbus Apartments,
due 3/15/25	1,900	1,900,000
New York City, NY,
Housing Development,
Columbus Green,
due 11/15/19	500	500,000
New York City, NY,
Housing Development,
First Avenue
Development, AMT,
due 10/15/35	10,000	10,000,000
New York City, NY,
Housing Development
Tribeca Tower, AMT,
due 11/15/19	4,000	4,000,000
New York City, NY,
Industrial Development
Agency, AMT,
due 12/1/17	$7,300	$7,300,000
New York City, NY,
Industrial Development
Agency,
due 6/1/32	6,850	6,850,000
New York City, NY,
Municipal Water
Authority,
due 11/8/04	8,200	8,200,000
New York City, NY,
Municipal Water
Authority,
due 6/15/17	10,660	10,660,000
New York City, NY,
Municipal Water
Authority,
due 6/15/35	11,500	11,500,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 8/1/22	8,570	8,570,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 11/1/22	54,395	54,395,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 8/1/31	16,500	16,500,000
New York State
Dormitory Authority
Lease,
due 1/15/23	5,000	5,000,000
New York State
Dormitory Authority
Revenue,
due 6/8/05	11,435	11,435,000
New York State
Dormitory Authority
Revenue,
due 2/15/08	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/15/21	30,000	30,000,000
New York State
Dormitory Authority
Revenue,
due 7/1/25	2,000	2,000,000
New York State
Dormitory Authority
Revenue,
due 7/1/28	8,405	8,405,000

14

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 82.7%
(cont’d.)

New York State
Dormitory Authority
Revenue,
due 5/15/29	$10,000	$10,000,000
New York State
Dormitory Authority
Revenue,
due 2/15/31	20,800	20,800,000
New York State
Environmental
Facilities Corp, AMT,
due 5/1/19	8,000	8,000,000
New York State
Housing Finance
Agency Revenue,
due 5/15/15	4,700	4,700,000
New York State Housing
Finance Agency
Revenue, AMT,
due 5/1/29	2,600	2,600,000
New York State
Housing Finance
Agency Revenue, AMT,
due 5/15/30	9,000	9,000,000
New York State
Housing Finance
Agency Revenue, AMT,
due 5/15/31	13,400	13,400,000
New York State
Housing Finance
Agency Revenue, AMT,
due 11/15/31	27,800	27,800,000
New York State
Housing Finance
Agency Revenue, AMT,
due 11/1/34	4,000	4,000,000
New York State
Housing Finance
Agency Revenue,
due 5/15/34	10,000	10,000,000
New York State
Housing Finance
Agency Revenue, AMT,
due 11/1/35	34,000	34,000,000
New York State
Housing Finance
Agency Service,
due 3/15/28	6,000	6,000,000
New York State
Local Government
Assistance Corp.,
due 4/1/18	18,000	18,000,000
New York State
Local Government
Assistance Corp.,
due 4/1/22	$11,965	$11,965,000
New York State
Local Government
Assistance Corp.,
due 4/1/24	20,000	20,000,000
New York State
Thruway Authority,
due 12/1/04	25,000	25,000,000
New York State
Thruway Authority,
due 10/1/08	11,495	11,495,000
New York State Urban
Development Corp.,
due 1/1/29	3,170	3,170,000
Puerto Rico
Commonwealth,
due 7/1/15	16,740	16,740,000
Puerto Rico
Commonwealth,
due 1/1/18	8,245	8,245,000
Puerto Rico
Commonwealth,
due 7/1/19	11,095	11,095,000
Puerto Rico
Commonwealth
Government
Development,
due 12/1/15	13,400	13,400,000
Puerto Rico
Commonwealth
Highway
Transportation,
due 1/1/10	7,760	7,760,000
Puerto Rico
Commonwealth
Highway
Transportation,
due 7/1/27	7,015	7,015,000
Puerto Rico
Commonwealth
Highway
Transportation,
due 7/1/28	800	800,000
Puerto Rico
Commonwealth
Infrastructure,
due 7/1/07	4,000	4,000,000
Puerto Rico
Electric Power
Authority,
due 7/1/15	6,995	6,995,000

15

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 82.7%
(cont’d.)

Puerto Rico
Electric Power
Authority,
due 7/1/22	$11,400	$11,400,000
Puerto Rico
Electric Power
Authority,
due 7/1/23	3,200	3,200,000
Puerto Rico
Public Buildings
Authority,
due 6/1/10	4,665	4,665,000
Rockland County, NY,
Industrial Development
Agency, AMT,
due 1/1/21	4,400	4,400,000
Suffolk County, NY,
Industrial Development
Agency, AMT,
due 12/19/08	1,685	1,685,000
Suffolk County, NY,
Industrial Development
Agency, AMT,
due 12/19/20	3,320	3,320,000
Triborough Bridge and
Tunnel Authority, NY,
due 1/1/12	5,910	5,910,000
Triborough Bridge and
Tunnel Authority, NY,
due 11/15/18	$11,555	$11,555,000
Triborough Bridge and
Tunnel Authority, NY,
due 11/1/32	10,000	10,000,000
University of
Puerto Rico,
University Revenue,
due 6/1/25	5,475	5,475,000
Virgin Islands Public
Finance Authority,
due 10/1/04	6,300	6,300,000

		880,418,000

Total Investments,
at Amortized Cost	99.9%	1,062,816,347
Other Assets,
Less Liabilities	0.1	1,235,896

Net Assets	100.0%	$1,064,052,243

AMT — Subject to Alternative Minimum Tax.
*	Variable rate demand notes have a demand
feature under which the fund could tender
them back to the issuer on no more than
7 days notice.

See Notes to Financial Statements.

16

Citi New York Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

August 31, 2004

ASSETS:
Investments, at amortized cost (Note 1A)	$1,062,816,347
Cash	18,819
Interest receivable	2,423,766
Receivable for shares of beneficial interest sold	266,649

Total Assets	1,065,525,581

LIABILITIES:
Payable for shares of beneficial interest repurchased	453,198
Dividends payable	349,837
Management fee payable (Note 3)	319,693
Distribution/Service fees payable (Note 4)	224,316
Accrued expenses and other liabilities	126,294

Total Liabilities	1,473,338

Total Net Assets for 1,063,977,443 shares of beneficial interest	$1,064,052,243

NET ASSETS:
Par value of shares of beneficial interest ($0.00001 par value,
unlimited shares authorized)	$10,640
Capital paid in excess of par value	1,063,966,803
Accumulated net realized gains from investment transactions	74,800

Total Net Assets	$1,064,052,243

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

17

Citi New York Tax Free Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Year Ended August 31, 2004

INVESTMENT INCOME (NOTE 1B):		$11,665,720

EXPENSES:
Management fees (Note 3)	$5,078,957
Distribution/Service fees (Note 4)	2,821,643
Transfer agency service	178,280
Audit and legal	96,844
Custody and fund accounting fees	83,257
Shareholder communications	62,715
Blue Sky fees	34,910
Trustees’ fees	26,307
Other	8,009

Total Expenses	8,390,922
Less: management fee waived (Note 3)	(1,052,748)
fees paid indirectly (Note 1F)	(1,793)

Net Expenses		7,336,381

Net Investment Income		4,329,339
Net Realized Gain on Investments		74,800

Increase in Net Assets From Operations		$4,404,139

See Notes to Financial Statements.

18

Citi New York Tax Free Reserves
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$4,329,339	$8,070,828
Net realized gain	74,800	430,929

Increase in Net Assets From Operations	4,404,139	8,501,757

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,329,339)	(8,070,828)
Net realized gain	(430,929)	(20,450)

Decrease in Net Assets From Distributions
to Shareholders	(4,760,268)	(8,091,278)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF
$1.00 PER SHARE (NOTE 5):
Class N Shares
Net proceeds from sale of shares	1,335,663,609	1,091,300,855
Net asset value of shares issued for
reinvestment of distributions	1,333,902	2,550,125
Cost of shares repurchased	(1,457,145,708)	(1,250,381,394)

Decrease in Net Assets From Transactions
in Shares of Beneficial Interest	(120,148,197)	(156,530,414)

Decrease in Net Assets	(120,504,326)	(156,119,935)

NET ASSETS:
Beginning of year	1,184,556,569	1,340,676,504

End of year	$1,064,052,243	$1,184,556,569

See Notes to Financial Statements.

19

Citi New York Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

	Years Ended August 31,

Class N Shares	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income and net
realized gain	0.00423	0.00627	0.01080	0.02905	0.03156
Distributions from net investment
income and net realized gain	(0.00423)	(0.00627)	(0.01080)	(0.02905)	(0.03156)

Net Asset Value, End of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$1,064,052	$1,184,557	$1,340,677	$1,397,782	$1,267,712
Ratios to Average Net Assets:
Expenses#	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses after fees paid indirectly	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.38%	0.63%	1.08%	2.88%	3.16%
Total Return	0.42%	0.63%	1.09%	2.94%	3.20%

Note: If the Fund’s Manager and Distributor had not voluntarily waived all or a portion of their fees from the Fund and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Net Investment Income Per Share	$0.00324	$0.00516	$0.00959	$0.02707	$0.02963
Ratios to Average Net Assets:
Expenses	0.74%	0.75%	0.77%	0.85%	0.84%
Net investment income	0.29%	0.53%	0.96%	2.68%	2.97%

#	The ratio of expenses to average net assets will not exceed 0.65%, as a result of voluntary expense limitation, which may be discontinued at any time.

See Notes to Financial Statements.

20

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Citi New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

     A. Investment Valuation. Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income. Investment income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     F. Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

21

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

     G. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends

The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Fund’s average daily net assets. The management fee amounted to $5,078,957 of which $1,052,748 was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are offi-cers and a director of the Manager or its affiliates.

4. Distribution/Service Fees

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of average daily net assets represented by Class N shares. The service fees amounted to $2,821,643 for the year ended August 31, 2004.

These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

6. Investment Transactions

Purchases, and maturities and sales, of money market instruments aggregated $2,731,671,995 and $2,820,921,123, respectively, for the year ended August 31, 2004.

22

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

7. Federal Income Tax Basis of Investment Securities

The cost of investment securities owned at August 31, 2004, for federal income tax purposes, amounted to $1,062,816,347.

8. Income Tax Information & Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2004	2003

Tax-exempt income	$4,329,339	$8,071,565
Ordinary income	—	19,713
Long-term capital gains	430,929	—

Total distributions paid	$4,760,268	$8,091,278

As of August 31, 2004, there were no significant differences between the book and tax component of net assets.

9.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees received a lump sum payment under the Plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 was $5,652.

10.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

23

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

24

Citi New York Tax Free Reserves
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D
P U B L I C   A C C O U N T I N G   F I R M

To the Trustees and Shareholders of
Citi New York Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Citi New York Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000, were audited by other auditors whose report thereon, dated Octo-ber 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi New York Tax Free Reserves of CitiFunds Trust III as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

25

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Citi New York Tax Free Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and offi-cers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management (“CAM”)			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 61			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Motocity		(biometric
			USA (motorsport racing)		information
			(since 2004) Enterprises		management)
			(internet service company)		(since 2001;
			(from 2000 to 2001);		consultant
			Consultant, Catalyst		since 1999);
			(consulting) (since 1984).		Director,
Lapoint Indus-
tries (industrial
filter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		Temple-Inland
CAM			former Chief Executive Officer,		(forest
399 Park Avenue			Radian International LLC		products)
New York, NY 10022			(engineering) (from 1996 to		(since 2003);
Age 67			1998), Member of Management		Director,
			Committee, Signature Science		American
			(research and development)		Electric Power
			(since 2000).		(electric
utility) (since
1999);
Director,
Valero Energy
(petroleum
refining)
(1999-2003);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

26

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President, Texas		Inc. (from
New York, NY 10022			A&M University (2002-2003);		1990 to 1999);
Age 66			former Dean Emeritus and		former Direc-
			Wiley Professor, Texas A&M		tor, First
			University (since 2001);		American
			former Dean and Professor of		Bank and
			Marketing, College and		First American
			Graduate School of Business		Savings Bank
			of Texas A & M University		(from 1994 to
			(from 1987 to 2001).		1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since 2002);
CAM			Principal/Member,
399 Park Avenue			Balvan Partners (since 2002);
New York, NY 10022			Chairman (investment
Age 61			management) Chief Executive
Officer and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (1999-2001);
Former President and
Director, Delta Financial. Inc.
(investment advisory firm)
(from 1983 to 1999).
former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

27

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operating Officer,		munications)
New York, NY 10022			General Media		(since 1997);
Age 57			Communications (from March		Director,
			2003 to August 2003);		eBank.com,
			former Managing Director,		Inc. (since
			Fountainhead Ventures, LLC		1997); Direc-
			(consulting) (from 1998 to		tor, Andersen
			2002); former Secretary,		Calhoun, Inc.
			Carint N.A. (manufacturing)		(assisted
			(1988–2002); former Treasurer,		living) (since
			Hank Aaron Enterprises (fast		1987); former
			food franchise) (from 1985 to		Director,
			2001); Chairman, HLB Gross		Charter Bank,
			Collins P.C. (accounting firm)		Inc. (from
			(since 1979); Treasurer,		1987 to 1997);
			Coventry Limited, Inc.		former Direc-
			(since 1985).		tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC (investment consulting)		(currently
399 Park Avenue			(since 1990).		supervises 12
New York, NY10022					investment
Age 53					companies
in fund com-
plex) (since
1990).

28

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare, Inc.
399 Park Avenue					(information
New York, NY 10022					technology)
Age 63					(from 1985 to
2003);
Director,
Digital Net
Holdings, Inc.
(since 2003).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of	Chairman	N/A
CAM	President,		Citigroup Global Markets	of the
399 Park Avenue	and Chief		(“CGM”) (since 1996);	Board,
New York, NY 10022	Executive		Chairman, President, and	Trustee or
Age 53	Officer		Chief Executive Officer of	Director
			Smith Barney Fund	of 220
Management LLC (“SBFM”),
Travelers Investment
Advisers, Inc. (“TIA”) and
Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to
2001) and Smith Barney
Growth and Income Fund
(from 1996 to 2000).

29

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of CAM; Chief	N/A	N/A
CAM	Vice		Administrative Officer of
125 Broad Street	President		mutual funds associated with
New York, NY 10004	and		Citigroup; Head of
Age 47	Chief		International Funds
	Adminis-		Administration of CAM (from
	trative		2001 to 2003); Director of
	Officer		Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup
(from 2002 to 2004).
Andrew Beagley	Chief	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Anti-		Director of Compliance, North
399 Park Avenue	Money		America, CAM (since 2000);
4th Floor	Laundring		Chief Anti-Money Laundering
New York, NY 10022	Compliance		Compliance Officer, Chief
Age 40	Officer		Compliance Officer and Vice
President of certain mutual
	Chief	Since 2004	funds associated with Citigroup;
	Compliance		Director of Compliance, Europe,
	Officer		the Middle East and Africa,
Citigroup Asset Management
(from 1999 to 2000); Com-
pliance Officer, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.,
Salomon Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999).
Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with
New York, NY 10004			Citigroup; Assistant Controller
Age 40			of CAM (from 2002 to 2004).

30

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM			General Counsel, Global
300 First Stamford Place	Chief	Since 2003	Mutual Funds for CAM (since
Stamford, CT 06902	Legal		1994); Secretary of certain
Age 48	Officer		mutual funds associated
with Citigroup; Chief Legal
Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Manager and certain of its affiliates.

31

T A X   I N F O R M A T I O N (Unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended August 31, 2004 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund paid a long-term capital gain distribution of $430,929 during the taxable year ended August 31, 2004.

Please retain this information for your records.

32

INVESTMENT MANAGER	TRUSTEES
Citi Fund Management Inc.	Elliott J. Berv
100 First Stamford Place	Donald M. Carlton
Stamford, CT 06902	A. Benton Cocanougher
Mark T. Finn
DISTRIBUTOR	R. Jay Gerken, CFA*
Citigroup Global Markets Inc.	Chairman
Stephen Randolph Gross
TRANSFER AGENT	Diana R. Harrington
Citicorp Trust Bank, fsb.	Susan B. Kerley
125 Broad Street, 11th Floor	Alan G. Merten
New York, NY 10004	R. Richardson Pettit

SUB-TRANSFER AGENT	OFFICERS*
PFPC Inc.	R. Jay Gerken, CFA
P.O. Box 9699	President and
Providence, RI 02940-9699	Chief Executive Officer

SUB-TRANSFER AGENT	Andrew B. Shoup
AND CUSTODIAN	Senior Vice President and
State Street Bank and Trust Company	Chief Administrative Officer
225 Franklin Street
Boston, MA 02110	Frances M. Guggino
Chief Financial Officer
INDEPENDENT REGISTERED	and Treasurer
PUBLIC ACCOUNTING FIRM
KPMG	Andrew Beagley
757 Third Avenue	Chief Anti-Money Laundering
New York, NY 10017	Compliance Officer and
Chief Compliance Officer
LEGAL COUNSEL
Bingham McCutchen LLP	Wendy S. Setnicka
150 Federal Street	Controller
Boston, MA 02110
Robert I. Frenkel
Secretary and
Chief Legal Officer

*Affiliated Person of Investment Manager

CitiFunds Trust III

CitiSM New York Tax Free Reserves

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi New York Tax Free Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFA/NYR/804
04-7282

Annual Report

CitiSM California Tax Free Reserves August 31, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter from the Chairman	1

Manager Overview	3

Fund Facts	7

Fund at a Glance	8

Fund Expenses	9

Fund Performance	11

Schedule of Investments	12

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	17

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	22

Additional Information	23

Tax Information	29

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The Federal Reserve Bank’s (“Fed”) monetary policy committee moved short-term interest rates higher over the 12 months ending August 31, 2004. It raised its target for the federal funds rate[i] from a four-decade low of 1.00% at the start of the period to 1.25% in June, and then increased it again by 0.25% on August 10, 2004. Following the end of the fund’s reporting period, at its September meeting, the Fed once again increased its target for the federal funds rate to 1.75% . Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between that growth and the inflation that generally can accompany it.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Inflation and job growth picked up during the year. Earlier in the period, the rate of gross domestic product (“GDP”)ii growth rose significantly from its levels in early 2003. Although GDP growth tapered off toward the end of the period versus prior levels within the past year, it remained above its quarterly rate during the first half of last year. Money market yields fluctuated during the year.

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citi-group has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

1

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 14, 2004

2

M A N A G E R   OV E R V I E W

Performance Review

As of August 31, 2004, the seven-day current yield for Citi California Tax Free Reserves was 0.68% and its seven-day effective yield, which reflects compounding, was 0.68% . These numbers are the same due to rounding.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.53% and the seven-day effective yield would have been 0.53% . These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that these yields represent past performance, and is no guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

CHARLES K. BARDES Portfolio Manager

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During the first half of the 12-month period ended August 31, 2004, many investors continued to favor money market instruments amid the uncertain prospects for the U.S. economy, concerns about terrorism and stock market volatility. As the new year commenced, short-term rates fell due to technical factors arising from the “January effect.” The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon

CITISM CALIFORNIA TAX FREE RESERVES
YIELDS AS OF AUGUST 31, 2004 (Unaudited)

Seven-day current yield	0.68%
Seven-day effective yield	0.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.53% and the seven-day effective yield would have been 0.53% . These numbers are the same due to rounding.

3

interest chasing a dearth of supply. The Bond Market Association Municipal Swap Index, a benchmark for rates on tax-exempt municipal securities, remained near historical lows. Nevertheless, money market funds continued to experience subscriptions, as uncertainty surrounding the economic landscape caused many investors to keep assets in safer havens, such as U.S. Treasuries and money market funds.

January’s Fed Beige Book report, the summary of commentary on current economic conditions by the Fed, was relatively tame in that growth continued to be modest with almost no change in the labor market conditions and no significant inflationary pressure. February was a slower month for tax-exempt money market instruments, yet rates on Variable Rate Demand Notes (“VRDNs”),iii short-term tax-exempt instruments whose rates reset daily or weekly, remained in a tight band.

Investors, content with staying in cash equivalents for the time being, continued to focus on the news regarding geopolitical concerns as well as the domestic economic forecast.

April is usually characterized by the expectation that investors will redeem cash from money market funds to pay taxes. Dealers traditionally adjust yields higher on VRDN’s in hopes of minimizing activity by money funds needing to raise cash. Tax-free money funds experienced approximately $3 billion in redemptions during income tax season. The market reacted with a showing of still higher rates, with the Bond Market Association’s benchmark rate approaching 95% of that of the one-month LIBOR.iv Moreover, economic releases continued to fuel the expectation that the recovery, coupled with the potential rise in inflation, might prompt the Fed to begin to increase borrowing rates.

At the Federal Open Market Committee meeting on May 4th, the Fed bankers voted to keep the overnight interbank-lending rate (“federal funds ratei”) at 1.00% . Minutes of the meeting cited changes to the Committee’s previous stance, however, stating, “The committee believes that policy accommodation can be removed at a pace that is likely to be measured.”v

As the bond market continued to fall, tax-free money market instruments remained favorable relative to taxable instruments with comparable maturities and credit quality; the yields on VRDNs in general were consistently greater than 90% of the yields on taxable commercial paper with equivalent credit ratings and maturity dates. Prices on municipal securities maturing in one year, however, were falling, effecting a steepening of the yield curvevi on the short end. Short-term money managers were being selective, as the specter of new supply during the June season of note issuance, combined with the potential for future rate hikes by the Fed, weighed on their investment decisions.

Short-term tax-exempt issues rallied in June, as cash rolling over from coupon interest and maturities was invested into money funds. New issues were well received by the marketplace, as many money managers awash in cash became more aggressive in purchasing notes. The most notable new issue to date was the $3 billion Califor-nia Economic Recovery variable-rate bonds, which were part of the bond referendum that received voter approval in March to help close a $12 billion gap in the state. On June 30th, the Fed raised its target for the overnight borrowing fed funds rate by 0.25% to 1.25%, marking the first increase since May 2000. The Fed’s

4

statement reiterated that further increases could come at a “measured” pace, as long as inflation remains “relatively low.”vii

Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest, occurs in July of each year. Assets invested in tax-exempt money funds grew by approximately $35 billion as a result of the “July effect”.viii As the month progressed, the surge in cash led VRDN rates down further, while rates on taxable money market instruments inched higher in anticipation of the prospects for further Fed rate hikes.

On August 10th, the Fed raised its target for the overnight rate again by 25 basis pointsix to 1.50%, reiterating its objective of accommodative monetary policy. They further increased the rate to 1.75% at their September meeting, after the end of the fund’s reporting period. Meanwhile, investors moved away from money funds into bonds, looking to obtain potentially higher returns, with the belief that the Fed might not raise rates near term as the pace of economic growth slows. In response, dealer-remarketing agents reset VRDN rates higher, hoping to stem the redemption tide. Crossover buyers, such as corporate cash accounts and taxable funds, bought VRDN’s to capitalize on the rate advantage.

The State of California

California’s credit rating has been upgraded by major credit rating services following the issuance of about $9 billion in “Economic Recovery Bonds” in June. As of the end of the period, it was rated Ax and A3xi. Proceeds enabled the state to use bonds to help finance its accumulated deficit and also provided about $2 billion of assistance to balance the 2005 budget. The adopted budget reflects an estimated operating deficit of about $3.4 billion, despite the borrowed funds. Recovery is expected to take time due to the size of the state’s structural imbalance. Fortunately, California entered its fiscal crisis with a modest debt burden, given its wealth, so that even after its sizeable borrowings, debt per capita is moderate at $1060.xii

California’s tax revenues for the first three quarters of fiscal 2004 increased by 9%,xiii which according to the Rockefeller Institute of Government, outperformed the national average by more than two percentage points.

The state’s unemployment rate of 6.1% in July was significantly higher than the national average of 5.4% .xiii Though the state’s non-farm payrolls rose by 126,000 jobs in the 12 months ended July 2004, U.S. job growth has been slightly stronger, rising 1.1% versus California’s 0.9% .xiv The state’s housing sector remains strong, and construction was the fastest-growing sector of the state’s economy, although job growth has been broad-based.xiii The services sector, tourism and entertainment, and even manufacturing grew. Employment is strongest in southern California and the Central Valley, though the Bay Area is beginning to recover.xviii

Summary

Short-term municipals have posted positive total returns, as investors continue to search for bonds amidst a dearth of secondary supply along with a lighter new issue calendar for 2004. Short-term fixed-rate note issuance is expected to total about $40 billion, as many states have not needed to tap the market as much as in years past. However, investors may take a more cautious approach ahead of potentially more rate increases by the Fed. Municipals continue to offer favorable after-tax (taxable

5

equivalent) yields versus their fixed-income counterpart with similar maturities and credit quality for investors in middle- and higher-income tax brackets.

Thank you for your investment in Citi California Tax Free Reserves. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Charles K. Bardes
Portfolio Manager

September 14, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis-
trict bank charge other banks that need overnight loans.
ii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iii	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
iv	The London Interbank Offered Rate (LIBOR) is the interest rate offered by a specific group of Lon-
don banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for setting rates of some adjustable rate financial instruments, including Adjustable Rate Mortgages (ARMs).
v	Source: Federal Reserve Board.
vi	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
vii	Federal Reserve Board (FOMC Statements released June 30, August 10 and September 21, 2004).
viii	Based upon approximations; sources include published reports based upon data from the Invest-
ment Company Institute.
ix	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
x	Fitch Ratings. Fitch Ratings is a nationally recognized credit rating agency.
xi	Moody’s Investor Service. Moody’s Investor Service is a nationally recognized credit rating agency.
xii	Based upon data from the State of California.
xiii	Based upon data from sources that include the State of California, State Comptroller, National Con-
ference of State Legislators and Bureau of Labor Statistics.
xiv	Source: Bureau of Labor Statistics.

6

F U N D   F A C T S

Fund Objective

To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
March 10, 1992	Distributed annually, if any

Net Assets as of 8/31/04	Benchmark**
$254.0 million	• iMoneyNet, Inc. California Tax
Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

7

C I T I   C A L I F O R N I A   T A X   F R E E   R E S E R V E S

FUND AT A GLANCE (Unaudited)

Investment Breakdown†

February 29, 2004

August 31, 2004

† As a percentage of total investments. Please note that Fund holdings are subject to change.

8

F U N D   E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi California
Tax Free Reserves	0.21%	$1,000.00	$1,002.10	0.65%	$3.27

(1)	For the six months ended August 31, 2004.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.

(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

9

F U N D   E X P E N S E S (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi California
Tax Free Reserves	5.00%	$1,000.00	$1,021.87	0.65%	$3.30

(1)	For the six months ended August 31, 2004.

(2)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fis- cal half-year, then divided by 366.

10

F U N D   P E R F O R M A N C E
Total Returns (Unaudited)

	One	Five	Ten
All Periods Ending August 31, 2004	Year	Years*	Years*

Citi California Tax Free Reserves Class N	0.41%	1.52%	2.26%
iMoneyNet, Inc. California Tax Free
Money Market Funds Average	0.40%	1.50%	2.21%

* Average Annual Total Return

7-Day Yields
Annualized Current	0.68%
Effective	0.68%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi California Tax Free Reserves Class N vs. iMoneyNet, Inc. California Tax Free Money Market Funds Average

As illustrated, Citi California Tax Free Reserves generally provided a similar annualized seven-day yield to that of the iMoneyNet, Inc. California Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

11

Citi California Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts) — 6.1%

California Educational
Facility Authority
Revenue,
2.02% due 3/18/05	$8,000	$7,999,108
California Infrastructure
& Economic
Development Bank,
Series A,
1.17% due 2/1/05	2,000	2,000,000
California Infrastructure
& Economic
Development Bank,
Series D,
1.17% due 2/1/05	1,000	1,000,000
Long Beach, CA, Harbor
Revenue, AMT,
3.00% due 5/15/05	3,515	3,556,501
Southern California
Public Power Authority
Project Revenue,
4.00% due 1/1/05	1,000	1,009,911

		15,565,520

Bond, Revenue,Tax,Tax & Revenue
Anticipation Notes & General Obligation
Bonds & Notes — 16.1%

Los Angeles County,
CA,TRANs,
3.00% due 6/30/05	7,500	7,585,498
Oakland, CA,TRANs,
3.00% due 7/27/05	5,000	5,069,280
Sacramento County,
CA,TRANs,
3.00% due 7/11/05	10,000	10,113,848
San Francisco, CA,
City & County,TRANs,
2.00% due 12/3/04	7,000	7,016,177
Santa Barbara County,
CA,TRANs,
3.00% due 7/26/05	11,000	11,140,064

		40,924,867

Variable Rate Demand Notes* — 77.6%

ABN-Amro Municipal
Trust Receipts,
due 7/5/06	3,000	3,000,000
Anaheim, CA, Multi-Family
Housing Authority, AMT,
due 3/15/33	3,580	3,580,000
Bay Area Toll Authority,
CA,Toll Bridge Revenue,
due 4/1/36	10,000	10,000,000
California Educational
Facility Authority
Revenue,
due 11/1/29	$1,085	$1,085,000
California Educational
Facility Authority
Revenue,
due 11/1/49	19,000	19,000,000
California Housing
Finance Agency
Revenue, AMT,
due 2/1/32	5,200	5,200,000
California State
Department Water
Reserves,
due 5/1/13	9,850	9,850,000
California State
Economic Recovery,
due 7/1/23	5,000	5,000,000
California Statewide
Community
Development,
due 12/1/22	2,550	2,550,000
California Statewide
Community
Development, AMT,
due 6/1/24	2,910	2,910,000
California Statewide
Community
Development,
due 9/1/29	4,150	4,150,000
California Statewide
Community
Development, AMT,
due 10/15/30	8,640	8,640,000
California Statewide
Community
Development, AMT,
due 2/15/36	8,000	8,000,000
California Statewide
Community
Development, AMT,
due 12/15/36	4,250	4,250,000
Eastern Municipal Water
& Sewer Revenue
District, CA,
due 7/1/33	3,900	3,900,000
Irvine Ranch, CA,
Water District,
due 6/1/15	1,845	1,845,000
Kern County, CA,
High School District,
due 2/1/13	3,800	3,800,000
Lancaster, CA,
Redevelopment Agency
Multi-Family Housing,
due 12/15/31	4,000	4,000,000

12

Citi California Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 77.6%
(cont’d).

Los Angeles, CA,
Convention and
Exhibition Center
Authority,
due 8/15/21	$5,000	$5,000,000
Los Angeles, CA
Wastewater System
Revenue,
due 12/9/04	6,000	6,000,000
Los Angeles, CA, Water
and Power Revenue,
due 7/1/35	14,000	14,000,000
Manteca, CA, Financing
Authority,
due 7/1/33	3,000	3,000,000
Metropolitan Water
District, Southern
California,
due 7/1/25	1,000	1,000,000
Metropolitan Water
District, Southern
California,
due 7/1/28	4,800	4,800,000
Metropolitan Water
District, Southern
California,
due 7/1/30	5,975	5,975,000
Newport Beach, CA,
Revenue,
due 10/1/22	2,140	2,140,000
Oakland, CA,
due 1/15/32	1,900	1,900,000
Orange County, CA,
Recovery Certificates,
due 7/1/19	8,995	8,995,000
Otay, CA, Water
Distribution Certificates,
due 9/1/26	3,400	3,400,000
Puerto Rico
Commonwealth
Government
Development Bank
Authority,
due 12/1/15	400	400,000
Puerto Rico Electric
Power Authority,
due 7/1/22	5,400	5,400,000
Puerto Rico Municipal
Finance Agency,
due 2/1/09	1,900	1,900,000
Puerto Rico Public
Finance Corp.,
due 6/1/10	2,000	2,000,000
Puerto Rico Public
Finance Corp.,
due 6/1/26	$2,300	$2,300,000
Sacramento County, CA,
City Financing Authority,
due 5/1/16	4,800	4,800,000
Sacramento County, CA,
Multi Family Housing, AMT
due 7/15/35	2,000	2,000,000
San Diego County, CA,
Certificate Partnership,
due 1/1/23	1,500	1,500,000
San Francisco, CA,
City & County,
due 5/1/24	4,800	4,800,000
Virigin Islands Public
Finance Authority
Revenue,
due 10/1/14	1,715	1,715,000
Westminster, CA,
Redevelopment Tax
Allocation,
due 8/1/27	2,600	2,600,000
William S. Hart, CA,
Union High School,
Certificate Partnership,
due 1/15/15	6,540	6,540,000
William S. Hart, CA,
Union High School,
Certificate Partnership,
due 1/15/25	4,200	4,200,000

		197,125,000

Total Investments,
at Amortized Cost	99.8%	253,615,387
Other Assets
Less Liabilities	0.2	419,705

Net Assets	100.0%	$254,035,092

AMT — Subject to Alternative Minimum Tax

*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See Notes to Financial Statements.

13

Citi California Tax Free Reserves
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2004

ASSETS:
Investments, at amortized cost (Note 1A)	$253,615,387
Cash	72,740
Interest receivable	623,681
Receivable for shares of beneficial interest sold	110,205

Total Assets	254,422,013

LIABILITIES:
Dividends payable	101,453
Payable for shares of beneficial interest repurchased	77,493
Management fee payable (Note 3)	73,434
Distribution/Service fees payable (Note 4)	53,729
Accrued expenses and other liabilities	80,812

Total Liabilities	386,921

Total Net Assets for 254,009,344 shares of beneficial interest outstanding	$254,035,092

NET ASSETS:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$2,540
Capital paid in excess of par value	254,006,804
Accumulated net realized gains from investment transactions	25,748

Total Net Assets	$254,035,092

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

14

Citi California Tax Free Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Year Ended August 31, 2004

INVESTMENT INCOME (NOTE 1):		$2,767,344

EXPENSES:
Management fees (Note 3)	$1,216,864
Distribution/Service fees (Note 4)	676,036
Audit and legal	81,236
Transfer agency services	57,229
Custody and fund accounting fees	38,922
Shareholder communications	33,219
Blue Sky fees	30,000
Trustees’ fees	6,132
Other	5,525

Total Expenses	2,145,163
Less: management fee waived (Note 3)	(392,989)
fees paid indirectly (Note 1F)	(400)

Net Expenses		1,751,774

Net Investment Income		1,015,570
Net Realized Gain on Investments		25,748

Increase in Net Assets From Operations		$1,041,318

See Notes to Financial Statements.

15

Citi California Tax Free Reserves
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

Years Ended August 31,

2004		2003

OPERATIONS:
Net investment income	$1,015,570	$1,779,973
Net realized gain	25,748	87,075

Increase in Net Assets From Operations	1,041,318	1,867,048

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,015,570)	(1,779,973)
Net realized gain	(87,075)	(74,741)

Decrease in Net Assets From Distributions
to Shareholders	(1,102,645)	(1,854,714)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 5):
Net proceeds from sale of shares	379,834,814	481,252,269
Net asset value of shares issued for
reinvestment of distributions	136,947	213,130
Cost of shares repurchased	(416,608,570)	(485,691,345)

Decrease in Net Assets From Transactions
in Shares of Beneficial Interest	(36,636,809)	(4,225,946)

Decrease in Net Assets	(36,698,136)	(4,213,612)

NET ASSETS:
Beginning of year	290,733,228	294,946,840

End of year	$254,035,092	$290,733,228

See Notes to Financial Statements.

16

Citi California Tax Free Reserves
F I N A N C I A L H I G H L I G H T S

	Years Ended August 31,

Class N Shares	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income and
net realized gain	0.00411	0.00618	0.01046	0.02588	0.02907
Distributions from net investment
income and net realized gain	(0.00411)	(0.00618)	(0.01046)	(0.02588)	(0.02907)

Net Asset Value, End of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$254,035	$290,733	$294,947	$300,601	$313,292
Ratios to Average Net Assets:
Expenses#	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses net of fees paid indirectly	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.38%	0.59%	1.04%	2.57%	2.90%
Total Return	0.41%	0.62%	1.05%	2.62%	2.95%

Note: If the Fund’s Manager had not voluntarily waived all or a portion of its fees from the Fund and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Net Investment Income
Per Share	$0.00256	$0.00482	$0.00861	$0.02295	$0.02680
Ratios to Average Net Assets:
Expenses	0.80%	0.78%	0.82%	0.92%	0.88%
Net investment income	0.23%	0.46%	0.87%	2.30%	2.67%

#	The ratio of expenses to average net assets will not exceed 0.65%, as a result of voluntary expense limitation, which may be discontinued at any time.

See Notes to Financial Statements.

17

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

     A. Investment Valuation. Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as spec-ified under the 1940 Act.

     B. Investment Income. Investment income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     F. Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

18

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

     G. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends

The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Fund’s average daily net assets. The management fees amounted to $1,216,864, of which $392,989 was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are offi-cers and a director of the Manager or its affiliates.

4. Distribution/Service Fees

The Fund adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The Service fees paid amounted to $676,036 for the year ended August 31, 2004. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

19

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

6. Investment Transactions

Purchases and maturities and sales of money market instruments aggregated $652,564,418 and $688,839,024, respectively, for the year ended August 31, 2004.

7. Federal Income Tax Basis of Investment Securities

The cost of investment securities owned at August 31, 2004, for federal income tax purposes amounted to $253,615,387.

8. Income Tax Information & Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2004	2003

Tax-exempt income	$1,015,570	$1,780,113
Long-term capital gains	18,379	—
Ordinary income	68,696	74,601

Total distributions paid	$1,102,645	$1,854,714

As of August 31, 2004, there were no significant differences between the book and tax components of net assets.

9. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees received a lump sum payment under the plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 was $960.

10.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment

20

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

21

Citi California Tax Free Reserves
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D
P U B L I C   A C C O U N T I N G   F I R M

To the Trustees and Shareholders of
Citi California Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Citi California Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000, were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi California Tax Free Reserves of CitiFunds Trust III as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

22

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Citi California Tax Free Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and offi-cers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management (“CAM”)			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 61			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Motocity		(biometric
			USA (motorsport racing)		information
			(since 2004) Enterprises		management)
			(internet service company)		(since 2001;
			(from 2000 to 2001);		consultant
			Consultant, Catalyst		since 1999);
			(consulting) (since 1984).		Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).

23

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director
c/o R. Jay Gerken			(engineering) (since 1999);		Temple-Island
CAM			former Chief Executive Officer,		(forest prod-
399 Park Avenue			Radian International LLC		ucts) (since
New York, NY 10022			(engineering) (from 1996 to		2003);
Age 67			1998), Member of Management		Director,
			Committee, Signature Science		American
			(research and development)		Electric Power
			(since 2000).		(electric
utility) (since
1999);
Director,
Valero Energy
(petroleum
refining)
(1999 - 2003);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).
A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President, Texas		Inc. (from
New York, NY 10022			A&M University (2002-2003);		1990 to 1999);
Age 66			former Dean Emeritus and		former Direc-
			Wiley Professor, Texas A&M		tor, First
			University (2002 - 2003);		American
			former Dean and Professor of		Bank and
			Marketing, College and		Savings Bank
			Graduate School of Business		(from 1994 to
			of Texas A & M University		1999).
(from 1987 to 2001).

24

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since 2002);
CAM			Principal/Member, Balvan
399 Park Avenue			Partners (investment manage-
New York, NY 10022			ment) (since 2002); Chair-
Age 61			man, Chief Executive Officer
and Owner, Vantage Consult-
ing Group, Inc. (investment
advisory and consulting firm)
(since 1988); former Vice
Chairman and Chief Operating
Officer, Lindner Asset Man-
agement Company (mutual
fund company) (1999 to 2001);
Former President and Director,
Delta Financial, Inc. (invest-
ment advisory firm) (from
1983 to 1999); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership) (1996
to 2001); former President,
Secretary and Owner, Phoenix
Trading Co. (commodity
trading advisory firm) (from
1997 to 2000).
Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operating Officer,		munications)
New York, NY 10022			General Media Communications		(since 1997);
Age 57			(from March 2003 to August		Director,
			2003); former Managing		eBank.com,
			Director, Fountainhead		Inc. (since
			Ventures, LLC (consulting)		1997); Direc-
			(from 1998 to 2002); former		tor, Andersen
			Secretary, Carint N.A.		Calhoun, Inc.
			(manufacturing) (1988-2002);		(assisted
			former Treasurer, Hank Aaron		living) (since
			Enterprises (fast food franchise)		1987); former
			(from 1985 to 2001); Chairman,		Director,
			HLB Gross, Collins P.C.		Charter Bank,
			(accounting firm) (since 1979);		Inc. (from
			Treasurer, Coventry Limited,		1987 to 1997);
			Inc. (since 1985).		former Direc
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000).

25

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC (investment consulting)		(currently
399 Park Avenue			(since 1990).		supervises 12
New York, NY10022					investment
Age 53					companies
in fund com-
plex) (since
1990).
Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare, Inc.
399 Park Avenue					(information
New York, NY 10022					technology)
Age 63					(from 1985 to
2003); Direc-
tor, Digital
Net Holdings,
Inc. (since
2003).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of	Chairman	None
CAM	President,		Citigroup Global Markets	of the
399 Park Avenue	and Chief		(“CGM”) (since 1996);	Board,
New York, NY 10022	Executive		Chairman, President, and	Trustee or
Age 53	Officer		Chief Executive Officer of	Director
			Smith Barney Fund	of 220
Management LLC (“SBFM”),
Travelers Investment
Advisers, Inc. (“TIA”) and
Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to
2001) and Smith Barney
Growth and Income Fund
(from 1996 to 2000).

26

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of CAM; Chief	N/A	N/A
CAM	Vice		Administrative Officer of
125 Broad Street	President		mutual funds associated with
New York, NY 10004	and		Citigroup; Head of
Age 47	Chief		International Funds
	Adminis-		Administration of CAM (from
	trative		2001 to 2003); Director of
	Officer		Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup
(from 2002 to 2004).
Andrew Beagley	Chief	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Anti-		Director of Compliance, North
399 Park Avenue	Money		America, CAM (since 2000);
4th Floor	Laundering		Chief Anti-Money Laundering
New York, NY 10022	Compliance		Compliance Officer, Chief
Age 40	Officer		Compliance Officer and Vice
President of certain mutual
	Chief	Since 2004	funds associated with Citigroup;
	Compliance		Director of Compliance, Europe,
	Officer		the Middle East and Africa,
Citigroup Asset Management
(from 1999 to 2000); Com-
pliance Officer, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.,
Salomon Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999).
Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with
New York, NY 10004			Citigroup; Assistant Controller
Age 40			of CAM (from 2002 to 2004).

27

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for CAM (since
Stamford, CT 06902	Officer		1994); Secretary of certain
Age 48			mutual funds associated
with Citigroup; Chief Legal
Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Manager and certain of its affiliates.

28

T A X   I N F O R M AT I O N (Unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended August 31, 2004 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund paid a long-term capital gain distribution of $18,379 during the taxable year ended August 31, 2004.

Please retain this information for your records.

29

INVESTMENT MANAGER	TRUSTEES
Citi Fund Management Inc.	Elliott J. Berv
100 First Stamford Place	Donald M. Carlton
Stamford, CT 06902	A. Benton Cocanougher
Mark T. Finn
DISTRIBUTOR	R. Jay Gerken, CFA*
Citigroup Global Markets Inc.	Chairman
Stephen Randolph Gross
TRANSFER AGENT	Diana R. Harrington
Citicorp Trust Bank, fsb.	Susan B. Kerley
125 Broad Street, 11th Floor	Alan G. Merten
New York, NY 10004	R. Richardson Pettit

SUB-TRANSFER AGENT	OFFICERS*
PFPC Inc.	R. Jay Gerken, CFA
P.O. Box 9699	President and
Providence, RI 02940-9699	Chief Executive Officer

SUB-TRANSFER AGENT AND	Andrew B. Shoup
CUSTODIAN	Senior Vice President
State Street Bank and Trust Company	and Chief Administrative Officer
225 Franklin Street
Boston, MA 02110	Frances M. Guggino
Chief Financial Officer and Treasurer
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	Andrew Beagley
KPMG LLP	Chief Anti-Money Laundering
757 Third Avenue	Compliance Officer and
New York, NY 10017	Chief Compliance Officer

LEGAL COUNSEL	Wendy S. Setnicka
Bingham McCutchen LLP	Controller
150 Federal Street
Boston, MA 02110	Robert I. Frenkel
Secretary and
Chief Legal Officer

* Affiliated Person of Investment Manager

CitiFund Trust III

CitiSM California Tax Free Reserves

The fund is a separate investment fund of the CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’S website at www.sec.gov.

This report is prepared for the information of shareholders of Citi California Tax Free Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFA/RCA/804
04-7271

Annual Report

CitiSM Connecticut Tax Free Reserves August 31, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter from the Chairman	1

Manager Overview	3

Fund Facts	7

Fund at a Glance	8

Fund Expenses	9

Fund Performance	11

Schedule of Investments	12

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	17

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	25

Additional Information	26

Tax Information	32

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The Federal Reserve Bank’s (“Fed”) monetary policy committee moved short-term interest rates higher over the 12 months ending August 31, 2004. It raised its target for the federal funds rate[i] from a four-decade low of 1.00% at the start of the period to 1.25% in June, and then increased it again by 0.25% on August 10, 2004. Following the end of the fund’s reporting period, at its September meeting, the Fed once again increased its target for the federal funds rate to 1.75% . Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between that growth and the inflation that generally can accompany it.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Inflation and job growth picked up during the year. Earlier in the period, the rate of gross domestic product (“GDP”)ii growth rose significantly from its levels in early 2003. Although GDP growth tapered off toward the end of the period versus prior levels within the past year, it remained above its quarterly rate during the first half of last year. Money market yields fluctuated during the year.

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affili-ates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its

1

internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 14, 2004

2

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2004, the seven-day current yield for Class N shares of the Citi Connecticut Tax Free Reserves was 0.60% and its seven-day effective yield, which reflects compounding, was 0.60% . These numbers are the same due to rounding.

Both yields include a voluntary waiver of the management fee and distribution/service fees. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.44% and the seven-day effective yield would have been 0.44% . These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.

CHARLES K. BARDES Portfolio Manager

The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that these yields represent past performance, and is no guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

CITISM CONNECTICUT TAX FREE RESERVES
YIELDS AS OF AUGUST 31, 2004 (Unaudited)

	Seven-day	Seven-day
	current yield	effective yield

Citi Connecticut Tax Free Reserves
Class N Shares	0.60%	0.60%
Smith Barney Connecticut Class A Shares	0.60%	0.60%
Smith Barney Connecticut Class Y Shares	0.70%	0.70%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

As of August 31, 2004, the seven-day current and effective yields for Smith Barney Class A shares was 0.60% and the seven-day current and effective yields for Smith Barney Class Y shares was 0.70% .These numbers are the same due to rounding.

All yields for all shares classes include a voluntary waiver of the management fee.This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and effective yields for Class N shares would have been 0.44% . Smith Barney Class A shares would have been 0.58% . Smith Barney Class Y shares would have been 0.68% .These numbers are the same due to rounding.

3

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During the first half of the 12-month period ended August 31, 2004, many investors continued to favor money market instruments amid the uncertain prospects for the U.S. economy, concerns about terrorism and stock market volatility. As the new year commenced, short-term rates fell due to technical factors arising from the “January effect.” The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The Bond Market Association Municipal Swap Index, a benchmark for rates on tax-exempt municipal securities, remained near historical lows. Nevertheless, money market funds continued to experience subscriptions, as uncertainty surrounding the economic landscape caused many investors to keep assets in safer havens, such as U.S. Treasuries and money market funds.

January’s Fed Beige Book report, the summary of commentary on current economic conditions by the Fed, was relatively tame in that growth continued to be modest with almost no change in the labor market conditions and no significant inflationary pressure. February was a slower month for tax-exempt money market instruments, yet rates on Variable Rate Demand Notes (“VRDNs”),iii short-term tax-exempt instruments whose rates reset daily or weekly, remained in a tight band.

Investors, content with staying in cash equivalents for the time being, continued to focus on the news regarding geopolitical concerns as well as the domestic economic forecast.

April is usually characterized by the expectation that investors will redeem cash from money market funds to pay taxes. Dealers traditionally adjust yields higher on VRDN’s in hopes of minimizing activity by money funds needing to raise cash. Tax-free money funds experienced approximately $3 billion in redemptions during income tax season. The market reacted with a showing of still higher rates, with the Bond Market Association’s benchmark rate approaching 95% of that of the one-month LIBOR.iv Moreover, economic releases continued to fuel the expectation that the recovery, coupled with the potential rise in inflation, might prompt the Fed to begin to increase borrowing rates.

At the Federal Open Market Committee meeting on May 4th, the Fed bankers voted to keep the overnight interbank-lending rate (“federal funds ratei”) at 1.00% . Minutes of the meeting cited changes to the Committee’s previous stance, however, stating, “The committee believes that policy accommodation can be removed at a pace that is likely to be measured.”v

As the bond market continued to fall, tax-free money market instruments remained favorable relative to taxable instruments with comparable maturities and credit quality; the yields on VRDNs in general were consistently greater than 90% of the yields on taxable commercial paper with equivalent credit ratings and maturity dates. Prices on municipal securities maturing in one year, however, were falling, effecting a steepening of the yield curvevi on the short end. Short-term money man-

4

agers were being selective, as the specter of new supply during the June season of note issuance, combined with the potential for future rate hikes by the Fed, weighed on their investment decisions.

Short-term tax-exempt issues rallied in June, as cash rolling over from coupon interest and maturities was invested into money funds. New issues were well received by the marketplace, as many money managers awash in cash became more aggressive in purchasing notes. The most notable new issue to date was the $3 billion Califor-nia Economic Recovery variable-rate bonds, which were part of the bond referendum that received voter approval in March to help close a $12 billion gap in the state. On June 30th, the Fed raised its target for the overnight borrowing fed funds rate by 0.25% to 1.25%, marking the first increase since May 2000. The Fed’s statement reiterated that further increases could come at a “measured” pace, as long as inflation remains “relatively low.”

Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest, occurs in July of each year. Assets invested in tax-exempt money funds grew by approximately $35 billion as a result of the “July effect.”vii As the month progressed, the surge in cash led VRDN rates down further, while rates on taxable money market instruments inched higher in anticipation of the prospects for further Fed rate hikes.

On August 10th, the Fed raised its target for the overnight rate again by 25 basis pointsviii to 1.50%, reiterating its objective of accommodative monetary policy. They further increased the rate to 1.75% at their September meeting, after the end of the fund’s reporting period. Meanwhile, investors moved away from money funds into bonds, looking to obtain potentially higher returns, with the belief that the Fed might not raise rates near term as the pace of economic growth slows. In response, dealer-remarketing agents reset VRDN rates higher, hoping to stem the redemption tide. Crossover buyers, such as corporate cash accounts and taxable funds, bought VRDN’s to capitalize on the rate advantage.

The State of Connecticut

As of the end of August, fixed-income obligations of the state were rated A/sp-1 by Standard & Poor’s, A-/F1 by Fitch Investors’ Service and A3/MIG 1 by Moody’s Investor’s Service for long-term and short-term debt obligations, respectively.

In August, Connecticut’s comptroller reported that the state’s surplus for fiscal 2004 was significantly higher than expected, at $202 million versus the earlier estimate of $59 million.ix The difference is largely attributable to the effect that recovering capital markets had on the capital gains portion of income tax revenue. Overall, income tax payments were about $435 million, or 10% better than anticipated. As required by law, the surplus will be deposited in the state’s Rainy Day Fund, which was completely depleted during the recession.

The comptroller is forecasting surplus operations for fiscal 2005, and expects the surplus to be about $74 million. Investment-related revenue will once again produce the surplus, as the state’s job growth has been anemic.

5

A significant development for the state this summer was the resignation of Governor John Rowland, who had been dogged by persistent inquiries about alleged ethical violations. The lieutenant governor, Jodi Rell, is to finish out the remainder of the term, which ends in January of 2007.

Summary

Short-term municipals have posted positive total returns, as investors continue to search for bonds amidst a dearth of secondary supply along with a lighter new issue calendar for 2004. Short-term fixed-rate note issuance is expected to total about $40 billion, as many states have not needed to tap the market as much as in years past. However, investors may take a more cautious approach ahead of potentially more rate increases by the Fed. Municipals continue to offer favorable after-tax (taxable equivalent) yields versus their fixed-income counterpart with similar maturities and credit quality for investors in middle- and higher-income tax brackets.

Thank you for your investment in Citi Connecticut Tax Free Reserves. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Charles K. Bardes
Portfolio Manager

September 14, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii	Gross domestic product is a market value of goods and services produced by labor and prop- erty in a given country.

iii	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

iv	The London Interbank Offered Rate (LIBOR) is the interest rate offered by a specific group of London banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for set- ting rates of some adjustable rate financial instruments, including Adjustable Rate Mortgages (ARMs).

v	Source: Federal Reserve Board.

vi	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

vii	Based upon approximations; sources include published reports based upon data from the Invest- ment Company Institute.

viii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.

ix	State of Connecticut.

6

F U N D   FA C T S

Fund Objective

To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
Class N shares	Distributed annually, if any
December 1, 1993

Smith Barney Connecticut	Benchmark**
Money Market Portfolio	• iMoneyNet, Inc. Connecticut Tax
Class A shares (“Class A shares”)	Free Money Market Funds Average
July 3, 2001

Smith Barney Connecticut
Money Market Portfolio
Class Y shares (“Class Y shares”)
December 3, 2003

Net Assets as of 8/31/04
Class N shares: $139.9 million
Class A shares: $105.7 million
Class Y shares: $31.5 million

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Con- sult your personal tax adviser.

**	iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

7

C I T I   C O N N E C T I C U T   TA X   F R E E   R E S E R V E S

FUND AT A GLANCE (Unaudited)

Investment Breakdown†

February 29, 2004

August 31, 2004

† As a percentage of total investments. Please note that Fund holdings are subject to change.

8

F U N D   E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Class N	0.19%	$1,000.00	$1,001.90	0.65%	$3.27

Class A	0.19%	$1,000.00	$1,001.90	0.65%	$3.27

Class Y	0.24%	$1,000.00	$1,002.40	0.55%	$2.77

(1)	For the six months ended August 31, 2004.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.

(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

9

F U N D   E X P E N S E S (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class N	5.00%	$1,000.00	$1,021.87	0.65%	$3.30

Class A	5.00%	$1,000.00	$1,021.87	0.65%	$3.30

Class Y	5.00%	$1,000.00	$1,022.37	0.55%	$2.80

(1)	For the six months ended August 31, 2004

(2)	Expenses (net of voluntary waiver) are equal to the annualized Fund’s expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

10

F U N D   P E R F O R M A N C E
Total Returns (Unaudited)

	One	Five	Ten	Since
All Periods Ending August 31, 2004	Year	Years*	Years*	Inception

Citi Connecticut Tax Free Reserves Class N	0.37%	1.57%	2.31%	N/A
Smith Barney Connecticut Money
Market Portfolio Class A	0.36%	N/A	N/A	0.73	%†
Smith Barney Connecticut Money
Market Portfolio Class Y	N/A	N/A	N/A	0.35	%‡
iMoneyNet, Inc. Connecticut Tax Free
Money Market Funds Average	0.30%	1.45%	2.12%	0.62	%**

*	Average Annual Total Return
**	From 6/30/01
†	Commencement of Operations 7/3/01
‡	Commencement of Operations 12/3/03

7-Day Yields	Class N	Class A	Class Y

Annualized Current	0.60%	0.60%	0.70%
Effective	0.60%	0.60%	0.70%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Connecticut Tax Free Reserves Class N vs. iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average

As illustrated, Citi Connecticut Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

11

Citi Connecticut Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts) — 5.3%

Connecticut State
Municipal Electric
Energy Power
Supply Systems
Revenue,
6.00% due 1/1/05	$1,880	$1,910,877
Connecticut State
Special Tax Obligation,
4.00% due 9/1/04	2,400	2,400,000
New Haven, CT,
3.00% due 5/1/05	4,755	4,813,442
Wethersfield, CT,
3.00% due 2/15/05	5,500	5,540,813

		14,665,132

Bond, Revenue,Tax,Tax & Revenue
Anticipation Notes & General Obligation
Bonds & Notes — 20.3%

Bethel, CT, BANs,
2.00% due 11/3/04	3,230	3,235,503
Coventry, CT, BANs,
2.00% due 12/9/04	1,500	1,503,610
Groton City, CT, G.O.;
2.00% due 2/16/05	2,465	2,475,631
Groton Town, CT, G.O.;
2.00% due 12/3/04	3,375	3,382,890
Ledyard, CT, BANs,
2.00% due 2/1/05	4,975	4,994,642
Madison, CT, BANs,
2.00% due 3/17/05	8,625	8,673,873
Monroe, CT, G.O.;
2.00% due 5/4/05	8,000	8,044,585
New Britain, CT, G.O.;
2.00% due 4/8/05	7,500	7,544,550
North Haven, CT, G.O.;
2.00% due 4/27/05	13,000	13,076,245
West Haven, CT, BANs,
3.00% due 1/27/05	3,350	3,371,426

		56,302,955

Special Tax Obligation Revenue
Bonds — 4.8%

Connecticut State
Special Tax Obligation,
3.00% due 12/30/04	4,605	4,631,699
Connecticut State
Special Tax Obligation,
1.33% due 4/1/09	8,700	8,700,000

		13,331,699

Variable Rate Demand Notes* — 68.8%

Capital City Economic
Development
Authority Revenue,
due 6/15/24	$10,000	$10,000,000
Connecticut State,
due 2/15/21	10,000	10,000,000
Connecticut State
Development
Authority Revenue,
AMT,
due 6/1/13	2,800	2,800,000
Connecticut State
Development
Authority Revenue,
due 7/1/15	3,515	3,515,000
Connecticut State Health
and Educational
Facilities,
due 7/1/20	8,125	8,125,000
Connecticut State Health
and Educational
Facilities,
due 7/1/22	14,845	14,845,000
Connecticut State Health
and Educational
Facilities,
due 7/1/23	5,000	5,000,000
Connecticut State Health
and Educational
Facilities,
due 7/1/24	1,000	1,000,000
Connecticut State Health
and Educational
Facilities,
due 7/1/27	3,000	3,000,000
Connecticut State Health
and Educational
Facilities,
due 7/1/30	11,705	11,705,000
Connecticut State Health
and Educational
Facilities,
due 7/1/31	15,970	15,970,000
Connecticut State Health
and Educational
Facilities,
due 7/1/33	4,000	4,000,000
Connecticut State Health
and Educational
Facilities,
due 7/1/36	1,000	1,000,000
Connecticut State Housing
Finance Authority,
due 11/15/24	1,816	1,816,000
Connecticut State Housing
Finance Authority,
due 11/15/28	6,975	6,975,000
Municipal Securities Trust,
due 12/2/14	4,945	4,945,000

12

Citi Connecticut Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 68.8%
(cont’d.)

Municipal Securities Trust,
AMT,
due 3/30/15	$8,000	$8,000,000
North Canaan, CT,
Housing Authority
Revenue,
due 8/1/31	4,975	4,975,000
Puerto Rico
Commonwealth,
due 7/1/21	2,385	2,385,000
Puerto Rico
Commonwealth
Highways &
Transportation,
due 7/1/09	260	260,000
Puerto Rico
Commonwealth
Infrastructure
Financing Authority,
due 7/1/07	8,120	8,120,000
Puerto Rico Electrical
Power Authority,
due 7/1/22	14,500	14,500,000
Puerto Rico Electrical
Power Authority,
due 7/1/23	5,700	5,700,000
Puerto Rico
Government
Development Bank,
due 12/1/15	13,700	13,700,000
Puerto Rico Industrial
Tourist Educational
Medical &
Environmental Control
Authority, AMT,
due 12/1/30	4,400	4,400,000
Puerto Rico Municipal
Financing Agency,
due 2/1/09	$1,400	$1,400,000
Puerto Rico Municipal
Financing Agency,
due 8/1/12	7,455	7,455,000
South Central
Connecticut Regional
Water Authority,
due 8/1/32	11,150	11,150,000
University of
Connecticut,
due 1/15/11	4,000	4,000,000

		190,741,000

Total Investments,
at Amortized Cost	99.2%	275,040,786
Other Assets
Less Liabilities	0.8	2,107,630

Net Assets	100.0%	$277,148,416

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See Notes to Financial Statements.

13

Citi Connecticut Tax Free Reserves
S TA T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2004

ASSETS:
Investments, at amortized cost (Note 1A)	$275,040,786
Cash	48,451
Receivable for shares of beneficial interest sold	1,421,585
Interest receivable	1,006,182

Total Assets	277,517,004

LIABILITIES:
Management fees payable (Note 3)	103,704
Payable for shares of benenficial interest repurchased	88,589
Dividends payable	52,125
Distribution/Service fees payable (Note 4)	20,551
Accrued expenses and other liabilities	103,619

Total Liabilities	368,588

Total Net Assets	$277,148,416

NET ASSETS:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$2,772
Capital paid in excess of par value	277,151,024
Accumulated net realized loss from investment transactions	(5,380)

Total Net Assets	$277,148,416

Class N shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($139,922,335 ÷ 139,926,212 shares outstanding)	$1.00

Smith Barney Connecticut Money Market Portfolio
Class A shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($105,704,651÷105,705,898 shares outstanding)	$1.00

Smith Barney Connecticut Money Market Portfolio
Class Y shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($31,521,430 ÷ 31,521,686 shares outstanding)	$1.00

See Notes to Financial Statements.

14

Citi Connecticut Tax Free Reserves
S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2004

INVESTMENT INCOME (NOTE 1):		$2,744,554

EXPENSES:
Management fees (Note 3)	$1,226,679
Distribution/Service fees (Note 4)	486,320
Audit and legal	85,605
Blue Sky fees	53,497
Custody and fund accounting fees	52,381
Transfer agency services	51,945
Shareholder communications	32,506
Trustees’ fees	6,181
Registration fees	4,957
Other	13,853

Total Expenses	2,013,924
Less: management and distribution fees waived (Notes 3 & 4)	(258,292)
transfer agency service fees reimbursed (Note 10)	(635)
fees paid indirectly (Note 1F)	(951)

Net Expenses		1,754,046

Net Investment Income		990,508
Net Realized Loss on Investments		(5,380)

Increase in Net Assets From Operations		$985,128

See Notes to Financial Statements.

15

Citi Connecticut Tax Free Reserves
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

Years Ended August 31,

2004		2003

OPERATIONS:
Net investment income	$990,508	$1,257,165
Net realized gain (loss)	(5,380)	15,540

Increase in Net Assets From Operations	985,128	1,272,705

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME:
Class N shares	(543,928)	(857,006)
Class A shares	(368,273)	(400,159)
Class Y shares	(78,307)	—

Decrease in Net Assets From Distributions
to Shareholders	(990,508)	(1,257,165)

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET REALIZED GAINS:
Class N shares	(10,218)	(1,964)
Class A shares	(5,322)	(845)
Class Y shares	—	—

Decrease in Net Assets From Distributions
to Shareholders	(15,540)	(2,809)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 5):
Class N Shares
Net proceeds from sale of shares	279,577,493	240,659,458
Net asset value of shares issued
for reinvestment of distributions	65,134	149,296
Cost of shares repurchased	(280,515,504)	(267,548,648)

Total Class N Shares	(872,877)	(26,739,894)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 5):
Smith Barney Connecticut Money Market Portfolio
Class A Shares
Net proceeds from sale of shares	426,230,754	231,419,026
Net asset value of shares issued
for reinvestment of distributions	367,458	392,182
Cost of shares repurchased	(394,675,523)	(224,149,188)

Total Class A Shares	31,922,689	7,662,020

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 5):
Smith Barney Connecticut Money Market Portfolio
Class Y Shares
Net proceeds from sale of shares	55,534,000	—
Net asset value of shares issued
for reinvestment of distributions	78,306	—
Cost of shares repurchased	(24,090,620)	—

Total Class Y Shares	31,521,686	—

Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	62,571,498	(19,077,874)

Increase (Decrease) in Net Assets	62,550,578	(19,065,143)

NET ASSETS:
Beginning of year	214,597,838	233,662,981

End of year	$277,148,416	$214,597,838

See Notes to Financial Statements.

16

Citi Connecticut Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S
	Class N shares

	Years Ended August 31,

	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income and
net realized gain (loss)	0.00366	0.00545	0.01092	0.02724	0.03052
Distributions from net investment
income and net realized gain	(0.00366)	(0.00545)	(0.01092)	(0.02724)	(0.03052)

Net Asset Value, End of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$139,922	$140,809	$167,541	$229,924	$208,401
Ratios to Average Net Assets:
Expenses#	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses after fees paid indirectly	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.35%	0.55%	1.10%	2.70%	3.08%
Total Return	0.37%	0.55%	1.10%	2.76%	3.10%

Note: If the Fund’s Manager and Distributor had not voluntarily waived all or a portion of their fees from the Fund and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Net Investment Income Per Share	$0.00190	$0.00421	$0.00881	$0.02453	$0.02819
Ratios to Average Net Assets:
Expenses	0.81%	0.76%	0.83%	0.92%	0.93%
Net investment income	0.19%	0.44%	0.92%	2.43%	2.80%

#	The ratio of expenses to average net assets will not exceed 0.65%, as a result of voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

17

Citi Connecticut Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S (Continued)

	Smith Barney Connecticut Money
	Market Portfolio Class A shares

	Years Ended August 31,			For the period
				July 3, 2001† to
	2004	2003	2002	August 31, 2001

Net Asset Value, Beginning of Year	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income and
net realized gain	0.00363	0.00545	0.01088	0.00301
Distribution from net investment
income and net realized gain	(0.00363)	(0.00545)	(0.01088)	(0.00301)

Net Asset Value, End of Year	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$105,705	$73,789	$66,122	$31,972
Ratios to Average Net Assets:
Expenses#	0.65%	0.65%	0.65%	0.65	%*
Expenses after fees paid indirectly	0.65%	0.65%	0.65%	0.65	%*
Net investment income	0.36%	0.54%	1.09%	1.77	%*
Total Return	0.36%	0.55%	1.09%	0.30	%**

Note: If the Fund’s Manager and Distributor had not voluntarily waived all or a portion of their fees from the Fund and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Net Investment Income
Per Share	$0.00353	$0.00432	$0.00925	$0.00030
Ratios to Average Net Assets:
Expenses	0.66%	0.76%	0.83%	4.37	%*
Net investment income (loss)	0.35%	0.43%	0.92%	(1.95	)%*

* Annualized.
** Not annualized.
† Commencement of operations.
# The ratio of expenses to average net assets will not exceed 0.65%, as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

18

Citi Connecticut Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S (Continued)

	Smith Barney Connecticut Money
	Market Portfolio Class Y shares

	For the period
	December 3, 2003†
	to August 31, 2004

Net Asset Value, Beginning of Year	$1.00000
Net investment income	0.00348
Distributions from net investment income	(0.00348)

Net Asset Value, End of Year	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	31,521
Ratios to Average Net Assets:
Expenses#	0.55	%*
Expenses after fees paid indirectly	0.55	%*
Net investment income	0.48	%*
Total Return	0.35	%**

Note: If the Fund’s Manager had not voluntarily waived all or a portion of its fees from the Fund and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Net Investment Income Per Share	$0.00341
Ratios to Average Net Assets:
Expenses	0.56	%*
Net investment income	0.47	%*

* Annualized.
** Not annualized.
† Commencement of operations.
# The ratio of expenses to average net assets will not exceed 0.55%, as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

19

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent. The Fund as of August 31, 2004 offers Class N shares, Class A shares, and Class Y Shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

     A. Investment Valuation. Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income. Investment income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

20

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

     E. Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     F. Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     G. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends

The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Funds’ average daily net assets. The management fees amounted to $1,226,679, of which $28,206 was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees

The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% and 0.10% of the average daily net assets represented by Class N and Class A shares, respectively. The Service fees for Class N amounted to $383,477, of which $230,086 was voluntarily waived. The service fees for Class A shares amounted to $102,843 for the year ended August 31, 2004.

21

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholders accounts.

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

6. Investment Transactions

Purchases, and maturities and sales of money market instruments aggregated $816,913,180 and $754,758,331, respectively, for the year ended August 31, 2004.

7. Federal Income Tax Basis of Investment Securities

The cost of investment securities owned at August 31, 2004 for federal income tax purposes amounted to $275,040,786.

8. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2004	2003

Tax-exempt income	$990,508	$1,257,424
Ordinary income	15,540	2,550

Total distributions paid	$1,006,048	$1,259,974

On August 31, 2004, the Fund had a net capital loss carryforward of $5,380, which expires on August 31, 2012. This amount will be available to offset like amounts of any future taxable gains.

As of August 31, 2004, there were no significant differences between the book and tax components of net assets.

9.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2004). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any

22

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2004 and the related liability at August 31, 2004 was $960.

10.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does

23

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

24

Citi Connecticut Tax Free Reserves
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D
P U B L I C   A C C O U N T I N G   F I R M

To the Trustees and Shareholders of
Citi Connecticut Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Citi Connecticut Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000, were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Connecticut Tax Free Reserves of CitiFunds Trust III as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

25

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Citi Connecticut Tax Free Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
(“CAM”)			estate development) (since		American
399 Park Avenue			2002); Executive Vice		Identity Corp.
New York, NY 10022			President and Chief Operations		(doing
Age 61			Officer, DigiGym Systems		business as
			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Motocity		(biometric
			USA (motorsport racing)		information
			(since 2004); Rocket City		management)
			Enterprises (internet service		(since 2001;
			company) (from 2000 to		consultant
			2001); Consultant, Catalyst		since 1999);
			(consulting) (since 1984).		Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		Temple-Inland
CAM			former Chief Executive Officer,		(Forest Prod-
399 Park Avenue			Radian International LLC		ucts) (since
New York, NY 10022			(engineering) (from 1996 to		2003); Director,
Age 67			1998); Member of Management		American
			Committee, Signature Science		Electric Power
			(research and development)		(electric
			(since 2000).		utility) (since
1999);
Director,
Valero Energy
(petroleum
refining)
(1999-2003);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

26

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President,		Inc. (from
New York, NY 10022			Texas A&M University (2002-		1990 to 1999);
Age 66			2003); former Dean Emeritus		former Direc-
			and Wiley Professor, Texas		tor, First
			A&M University (since 2001);		American
			former Dean and Professor of		Bank and
			Marketing, College and		First American
			Graduate School of Business		Savings Bank
			of Texas A & M University		(from 1994 to
			(from 1987 to 2001).		1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since 2002);
CAM			Principal/member, Balvan
399 Park Avenue			Partners Investment
New York, NY 10022			Management (since 2002);
Age 61			Chairman, Chief Executive
Officer and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (1999-2001);
former President and
Director, Delta Financial, Inc.
(investment advisory firm)
(from 1983 to 1999); former
General Partner and Share-
holder, Greenwich Ventures,
LLC (investment partnership)
(1996-2001); former President,
Secretary and Owner, Phoenix
Trading Co. (commodity
trading advisory firm) (from
1997 to 2000).

27

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operating Officer,		munications)
New York, NY 10022			General Media Communica-		(since 1997);
Age 57			tions (from March 2003 to		Director,
			August 2003); former		eBank.com,
			Managing Director, Fountain-		Inc. (since
			head Ventures, LLC		1997); Direc-
			(consulting) (from 1998 to		tor, Andersen
			2002); former Secretary, Carint		Calhoun, Inc.
			N.A. (manufacturing) (1988-		(assisted
			2002); former Treasurer, Hank		living) (since
			Aaron Enterprises (fast food		1987); former
			franchise) (from 1985 to 2001);		Director,
			Chairman, HLB Gross, Collins		Charter Bank,
			P.C. (accounting firm) (since		Inc. (from
			1979); Treasurer, Coventry		1987 to 1997);
			Limited, Inc. (since 1985).		former Direc
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000).

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64

Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC (investment consulting)		(currently
399 Park Avenue			(since 1990).		supervises 12
New York, NY10022					investment
Age 53					companies
in fund com-
plex) (since
1990).

28

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare, Inc.
399 Park Avenue					(information
New York, NY 10022					technology)
Age 63					(from 1985 to
2003); Direc-
tor, Digital
Net Holdings,
Inc. (since
2003).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of CGM	Chairman	N/A
CAM	President,		(since 1996); Chairman,	of the
399 Park Avenue	and Chief		President, and Chief Executive	Board,
New York, NY 10022	Executive		Officer of Smith Barney Fund	Trustee or
Age 53	Officer		Management LLC (“SBFM”),	Director
			Travelers Investment	of 220
Advisers, Inc. (“TIA”) and Citi
Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to 2001)
and Smith Barney Growth and
Income Fund (from 1996
to 2000).

29

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

			Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of Citigroup Asset	N/A	N/A
CAM	Vice		Management (“CAM”); Chief
125 Broad Street	President		Administrative Officer of
New York, NY 10004	and		mutual funds associated with
Age 47	Chief		Citigroup; Head of
	Adminis-		International Funds
	trative		Administration of CAM (from
	Officer		2001 to 2003); Director of
Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup
(from 2002 to 2004).
Andrew Beagley	Chief	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Anti-		Director of Compliance, North
399 Park Avenue	Money		America, CAM (since 2000);
4th Floor	Laundering		Chief Anti-Money Laundering
New York, NY 10022	Compliance		Compliance Officer, Chief
Age 40	Officer		Compliance Officer and Vice
	Chief	Since 2004	President of certain mutual
	Compliance		funds associated with Citigroup;
	Officer		Director of Compliance, Europe,
the Middle East and Africa,
Citigroup Asset Management
(from 1999 to 2000); Com-
liance Officer, Salomon Brothers
Asset Management Limited,
Smith Barney Global Capital
Management Inc., Salomon
Brothers Asset Management
Asia Pacific Limited (from 1997
to 1999).

30

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

			Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with
New York, NY 10004			Citigroup; Assistant Controller
Age 40			of CAM (from 2002 to 2004).

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for CAM (since
Stamford, CT 06902	Officer		1994); Secretary of certain
Age 48			mutual funds associated
with Citigroup; Chief Legal
Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended because he is an officer of the Manager and certain of its affiliates.

31

T A X   I N F O R M A T I O N (Unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended August 31, 2004 qualify as tax-exempt interest dividends for federal income tax purposes.

Please retain this information for your records.

32

INVESTMENT MANAGER	TRUSTEES
Citi Fund Management Inc.	Elliott J. Berv
100 First Stamford Place	Donald M. Carlton
Stamford, CT 06902	A. Benton Cocanougher
Mark T. Finn
DISTRIBUTOR	R. Jay Gerken, CFA*
Citigroup Global Markets Inc.	Chairman
Diana R. Harrington
TRANSFER AGENT	Susan B. Kerley
Citicorp Trust Bank, fsb.	Alan G. Merten
125 Broad Street, 11th Floor	R. Richardson Pettit
New York, NY 10004
OFFICERS*
SUB-TRANSFER AGENT	R. Jay Gerken, CFA
PFPC Inc.	President and
P.O. Box 9699	Chief Executive Officer
Providence, RI 02940-9699
Andrew B. Shoup
SUB-TRANSFER AGENT AND	Senior Vice President and
CUSTODIAN	Chief Administrative Officer
State Street Bank and Trust Company
225 Franklin Street	Frances M. Guggino
Boston, MA 02110	Chief Financial Officer
and Treasurer
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	Andrew Beagley
KPMG LLP	Chief Anti-Money Laundering
757 Third Avenue	Compliance Officer and
New York, NY 10017	Chief Compliance Officer

LEGAL COUNSEL	Wendy S. Setnicka
Bingham McCutchen LLP	Controller
150 Federal Street
Boston, MA 02110	Robert I. Frenkel
Secretary
and Chief Legal Officer

* Affiliated Person of Investment Manager

CitiFund Trust III

CitiSM Connecticut Tax Free Reserves

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Connecticut Tax Free Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFA/RCT/804
04-7281

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane F.
         Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form
         N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms.
         Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services

(a)  Audit Fees for the CitiFunds Trust III of $112,750 and $112,750 for the
     years ended 8/31/04 and 8/31/03.

(b)  Audit-Related Fees for the CitiFunds Trust III of $0 and $0 for the years ended 8/31/04 and 8/31/03.

(c)  Tax Fees for CitiFunds Trust III of $12,100 and $12,100 for the years ended
     8/31/04 and 8/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to CitiFunds Trust III

(d)  All Other Fees for CitiFunds Trust III of $0 and $0 for the years ended
     8/31/04 and 8/31/03.

(e)  (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         The Charter for the Audit Committee (the "Committee") of the Board of
         each registered investment company (the "Fund") advised by Smith Barney
         Fund Management LLC or Salomon Brothers Asset Management Inc or one of
         their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered
         Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

         The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the
         Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i)
         bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the
         Public Company Accounting Oversight Board determines, by regulation, is impermissible.

         Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund
         ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a)
         the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the
         Committee (or its delegate(s)) prior to the completion of the audit.

         (2) For the CitiFunds Trust III, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03; Tax Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03; and Other
         Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03.

(f)  N/A

(g)  Non-audit fees billed by the Accountant for services rendered to CitiFunds
     Trust III and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to CitiFunds Trust
     III were $2.8 million and $6.4 million for the years ended 8/31/04 and
     8/31/03.

(h)  Yes. The CitiFunds Trust III's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the
     Accountant to the CitiFunds Trust III or to Service Affiliates which were required to be pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the
              Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
              procedures required by Rule 30a-3(b) under the 1940 Act and
              15d-15(b) under the Securities Exchange Act of 1934.

         (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year
              (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1) Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (a)(2) Attached hereto.

         Exhibit 99.CERT            Certifications pursuant to section 302 of
                                    the Sarbanes-Oxley Act of 2002
         (b) Furnished

         Exhibit 99.906CERT         Certifications pursuant to Section 906 of
                                    the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS TRUST III

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         CITIFUNDS TRUST III

Date:    November 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         CITIFUNDS TRUST III

Date:    November 9, 2004

By:      /s/ Frances M. Guggino
         (Frances M. Guggino)
         Chief Financial Officer of
         CITIFUNDS TRUST III

Date:    November 9, 2004